UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 200 BERKELEY STREET, BOSTON, MA 02116

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

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Date of fiscal year end: 12/31

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Date of reporting period: 12/31/21

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ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared two annual reports to shareholders for the period ended December 31, 2021. The first report applies to the John Hancock Retirement Income 2040 Fund and the second report applies to John Hancock Multimanager Lifestyle Portfolios which includes 5 of the Registrant's Funds.

Annual report
John Hancock
Retirement Income 2040 Fund
Asset allocation
December 31, 2021

A message to shareholders
Dear shareholder,
An impressive recovery in global growth led to a significant divergence between the returns for stocks and bonds in 2021. As the rollout of COVID-19 vaccines led to a gradual restoration of normal business conditions, economic growth and corporate earnings accelerated. Investors’ appetite for risk strengthened as a result, fueling sizable gains for equities. The U.S. market in general was a key driver of the rally in the major world indexes. On the other hand, emerging-market equities lagged considerably due in part to pronounced weakness in China.
The investment backdrop proved less favorable for bonds since the rebound in growth was accompanied by a surge in inflation. The U.S. Federal Reserve and other central banks responded by beginning to wind down their stimulative bond-buying programs and preparing investors for interest-rate increases in 2022. These developments weighed on the prices of global government bonds, particularly longer-term issues. Credit-oriented market segments, which tend to benefit from improving growth, generally outpaced government debt.
As new variants of COVID-19 emerge, the markets could get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Income 2040 Fund

2	Your fund at a glance
5	Manager’s discussion of fund performance
7	A look at performance
9	Your expenses
11	Fund’s investments
17	Financial statements
20	Financial highlights
21	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Trustees and Officers
32	More information
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021 (%)

The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Stocks produced impressive gains in 2021, but investment-grade bonds lost ground
Pronounced improvement in economic growth, while a tailwind for stocks, depressed the returns of higher-rated debt.
The fund finished the year with a negative total return, but outperformed its benchmark
Allocations to equities and corporate bonds were the key factors in the fund’s relative performance versus the Bloomberg U.S. Aggregate Bond Index.
The fund paid four equal distributions in 2021
The fund raised its distribution in March 2021, and the payout remained the same thereafter.
PORTFOLIO COMPOSITION AS OF 12/31/2021 (% of net assets)

ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

QUALITY COMPOSITION AS OF 12/31/2021 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 12-31-21 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Manager’s discussion of fund performance
How did the financial markets perform during the 12 months ended December 31, 2021?
An impressive recovery in global growth led to a wide divergence between the returns for stocks and bonds in 2021. Business conditions gradually returned to normal following the rollout of the COVID-19 vaccines, leading to an acceleration in economic growth and corporate earnings. Sizable fiscal and monetary stimulus further contributed to investors’ appetite for risk. In combination, these developments led to strong gains for stocks and other higher-risk assets.
The investment backdrop proved less favorable for bonds, since the rebound in growth was accompanied by a surge in inflation. The U.S. Federal Reserve and other central banks responded by beginning to wind down their stimulative bond-buying programs and preparing investors for interest-rate increases in 2022. These developments weighed on the prices of global government bonds, particularly longer-term issues. Credit-oriented market segments that benefit from improving growth, such as corporate bonds, generally outpaced government debt.
How did the fund perform during the period?
The fund generated a negative return but outperformed its fixed-income benchmark. The relative strength versus the benchmark was partially the result of the fund’s allocation to equities, which stood at 12.7% of assets as of period end. The fund invests in stocks through a position in John Hancock Funds II Strategic Equity Allocation Fund, which seeks capital appreciation through a diverse range of U.S. and foreign stocks. An overweight in corporate bonds, which also is a function of the fund’s broader objectives, had a positive impact on performance.
The fund’s long duration posture (above-average interest-rate sensitivity) detracted from performance. The longer duration of the fixed-income portfolio reflects the structure of the income stream the fund is designed to pay, rather than an active asset allocation call on the direction of interest rates.
At the close of the period, the bond portfolio was invested in a diversified mix of U.S. Treasuries and highly rated investment-grade corporate issues. The portfolio held the majority of its assets in U.S. Treasuries, with the remainder allocated to higher-rated corporate bonds.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

Can you tell us about the fund’s upcoming closure?
Effective on or about April 22, 2022, John Hancock Retirement Income 2040 Fund will liquidate.
MANAGED BY

Sonia Chatigny, MSc, CFA
Jean-Francois Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, MScA, CFA
Nicholas Scipio del Campo, BSc, MSc, CFA
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2021

Average annual total returns (%)			Cumulative total returns (%)
	1-year	Since inception (7-6-17)	Since inception (7-6-17)
Class R6[1]	-0.62	5.42	26.76
Index†	-1.54	3.49	16.64
Performance figures assume all distributions have been reinvested. Sales charges are not applicable to Class R6 shares.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class R6
Gross (%)	1.04
Net (%)	0.49
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for the fund.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the Bloomberg U.S. Aggregate Bond Index.
See the following page for footnotes.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	7

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Income 2040 Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the Bloomberg U.S. Aggregate Bond Index.
The Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund’s prospectus.
8	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (if applicable), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on July 1, 2021, with the same investment held until December 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on July 1, 2021, with the same investment held until December 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	9

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio
Class R6	Actual expenses/actual returns	$1,000.00	$1,008.50	$2.13	0.42%
	Hypothetical example	1,000.00	1,023.10	2.14	0.42%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
10	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Fund’s investments
AS OF 12-31-21
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 50.8%				$12,922,145
(Cost $12,550,585)
U.S. Government 50.8%				12,922,145
U.S. Treasury
Bond	1.375	11-15-40	310,000	282,512
Bond	3.500	02-15-39	494,000	619,738
Bond	3.875	08-15-40	320,000	421,763
Bond	4.250	05-15-39	280,000	383,884
Bond	4.250	11-15-40	230,000	318,137
Bond	4.375	02-15-38	336,000	462,998
Bond	4.375	11-15-39	555,000	773,510
Bond	4.500	02-15-36	1,060,000	1,456,837
Bond	4.500	05-15-38	740,000	1,034,757
Bond	4.625	02-15-40	115,000	165,173
Bond	4.750	02-15-37	545,000	773,048
Bond	5.000	05-15-37	475,000	691,403
Bond	5.375	02-15-31	555,000	742,724
Bond	5.500	08-15-28	275,000	345,855
Bond	6.125	08-15-29	25,000	33,538
Bond	6.250	05-15-30	6,000	8,284
Bond	6.500	11-15-26	70,000	87,347
Bond	6.625	02-15-27	135,000	170,712
Note	0.125	07-15-23	16,000	15,884
Note	0.125	12-15-23	155,000	153,220
Note	0.250	10-31-25	80,000	77,322
Note	0.375	12-31-25	50,000	48,465
Note	0.375	09-30-27	230,000	217,700
Note	0.500	03-31-25	70,000	68,838
Note	0.625	12-31-27	115,000	110,036
Note	0.625	08-15-30	25,000	23,314
Note	0.750	01-31-28	130,000	125,186
Note	1.125	02-15-31	145,000	140,724
Note	1.500	01-15-23	50,000	50,545
Note	1.500	11-30-24	155,000	157,434
Note	1.625	08-15-29	145,000	147,101
Note	1.750	12-31-26	280,000	286,563
Note	1.750	11-15-29	230,000	235,750
Note	1.875	06-30-26	185,000	190,174
Note	2.000	10-31-22	25,000	25,337
Note	2.000	02-15-25	320,000	329,600
Note	2.250	12-31-23	450,000	463,482
Note	2.250	03-31-26	45,000	46,925
Note	2.250	11-15-27	135,000	141,734
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.375	01-31-23	70,000	$71,444
Note	2.500	02-15-22	225,000	225,644
Note	2.625	02-15-29	180,000	194,590
Note	2.750	02-15-24	330,000	343,703
Note	2.750	02-15-28	125,000	135,098
Note	2.875	11-30-25	50,000	53,295

Note	2.875	05-15-28	65,000	70,817
Corporate bonds 35.7%				$9,101,617
(Cost $8,121,797)
Communication services 5.9%				1,501,077
Diversified telecommunication services 2.6%
AT&T, Inc.	2.550	12-01-33	97,000	94,870
AT&T, Inc.	4.500	05-15-35	90,000	103,968
AT&T, Inc.	5.350	09-01-40	50,000	63,343
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	79,740
Verizon Communications, Inc.	4.400	11-01-34	80,000	93,183
Verizon Communications, Inc.	4.500	08-10-33	115,000	135,200
Verizon Communications, Inc.	5.250	03-16-37	75,000	97,460
Entertainment 0.3%
Activision Blizzard, Inc.	1.350	09-15-30	90,000	83,014
Media 2.6%
Charter Communications Operating LLC	5.375	04-01-38	75,000	89,500
Charter Communications Operating LLC	6.384	10-23-35	80,000	103,340
Comcast Corp.	4.250	01-15-33	130,000	152,132
Comcast Corp.	6.500	11-15-35	55,000	78,957
Comcast Corp.	7.050	03-15-33	75,000	107,899
ViacomCBS, Inc.	5.500	05-15-33	105,000	130,603
Wireless telecommunication services 0.4%
T-Mobile USA, Inc.	3.000	02-15-41	90,000	87,868
Consumer discretionary 2.0%				519,959
Auto components 0.3%
Magna International, Inc.	2.450	06-15-30	65,000	65,952
Automobiles 0.3%
General Motors Company	6.600	04-01-36	55,000	74,390
Hotels, restaurants and leisure 0.6%
Expedia Group, Inc.	3.250	02-15-30	80,000	81,640
McDonald’s Corp.	6.300	03-01-38	60,000	85,262
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	63,856
eBay, Inc.	3.450	08-01-24	70,000	73,521
12	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail 0.3%
Lowe’s Companies, Inc.	5.000	04-15-40	60,000	$75,338
Consumer staples 2.1%				521,887
Beverages 1.4%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	102,579
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	56,831
Diageo Capital PLC	2.000	04-29-30	100,000	98,944
PepsiCo, Inc.	1.625	05-01-30	100,000	96,976
Food and staples retailing 0.4%
Costco Wholesale Corp.	1.750	04-20-32	100,000	97,156
Household products 0.3%
The Procter & Gamble Company	3.550	03-25-40	60,000	69,401
Energy 4.0%				1,020,947
Oil, gas and consumable fuels 4.0%
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	59,207
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	70,701
ConocoPhillips	5.900	10-15-32	80,000	104,490
Energy Transfer LP	3.900	07-15-26	60,000	64,520
Energy Transfer LP	6.050	06-01-41	50,000	61,178
Energy Transfer LP	7.500	07-01-38	45,000	62,021
EOG Resources, Inc.	3.900	04-01-35	85,000	96,348
Exxon Mobil Corp.	3.043	03-01-26	55,000	58,185
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	94,073
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	59,895
Shell International Finance BV	4.125	05-11-35	55,000	64,183
Suncor Energy, Inc.	5.950	05-15-35	50,000	64,282
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	99,788
Valero Energy Corp.	7.500	04-15-32	45,000	62,076
Financials 5.4%				1,384,479
Banks 2.8%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	117,986
Citigroup, Inc.	6.000	10-31-33	85,000	109,603
Citigroup, Inc.	6.625	06-15-32	80,000	106,128
HSBC Holdings PLC	7.625	05-17-32	75,000	103,243
JPMorgan Chase & Co.	5.500	10-15-40	80,000	108,824
JPMorgan Chase & Co.	6.400	05-15-38	60,000	87,296
U.S. Bancorp	2.950	07-15-22	70,000	70,829
Capital markets 1.1%
Morgan Stanley	3.125	07-27-26	100,000	105,932
Morgan Stanley	7.250	04-01-32	70,000	99,745
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	13

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
S&P Global, Inc.	1.250	08-15-30	90,000	$83,971
Insurance 1.5%
American International Group, Inc.	3.875	01-15-35	95,000	105,032
Lincoln National Corp.	3.800	03-01-28	50,000	54,855
MetLife, Inc.	6.500	12-15-32	50,000	69,534
Prudential Financial, Inc.	3.905	12-07-47	63,000	73,148
The Travelers Companies, Inc.	6.750	06-20-36	60,000	88,353
Health care 3.9%				1,002,644
Biotechnology 1.6%
AbbVie, Inc.	4.500	05-14-35	60,000	71,773
AbbVie, Inc.	4.550	03-15-35	90,000	108,215
Amgen, Inc.	2.000	01-15-32	80,000	77,465
Biogen, Inc.	2.250	05-01-30	100,000	98,459
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	59,529
Health care providers and services 1.1%
CVS Health Corp.	4.780	03-25-38	100,000	121,725
CVS Health Corp.	4.875	07-20-35	65,000	79,472
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	74,973
Pharmaceuticals 1.2%
Johnson & Johnson	4.375	12-05-33	85,000	104,898
Merck & Company, Inc.	3.900	03-07-39	60,000	70,424
Pfizer, Inc.	3.400	05-15-24	55,000	58,254
Wyeth LLC	5.950	04-01-37	55,000	77,457
Industrials 3.2%				806,192
Aerospace and defense 1.1%
Lockheed Martin Corp.	4.500	05-15-36	60,000	73,220
Raytheon Technologies Corp.	4.450	11-16-38	50,000	60,260
The Boeing Company	2.950	02-01-30	60,000	61,129
The Boeing Company	3.600	05-01-34	80,000	83,809
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	60,290
Building products 0.4%
Johnson Controls International PLC	2.000	09-16-31	95,000	91,994
Industrial conglomerates 0.2%
General Electric Company	6.750	03-15-32	38,000	51,823
Road and rail 0.6%
Canadian Pacific Railway Company	2.050	03-05-30	95,000	93,632
CSX Corp.	6.000	10-01-36	45,000	60,776
Trading companies and distributors 0.7%
GATX Corp.	4.000	06-30-30	80,000	89,059
14	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
International Lease Finance Corp.	8.625	01-15-22	80,000	$80,200
Information technology 3.1%				781,085
Communications equipment 0.4%
Motorola Solutions, Inc.	2.750	05-24-31	90,000	90,162
IT services 0.3%
Fidelity National Information Services, Inc.	2.250	03-01-31	70,000	68,456
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc.	4.300	11-15-32	80,000	89,902
Micron Technology, Inc.	4.663	02-15-30	65,000	74,911
NVIDIA Corp.	2.850	04-01-30	65,000	69,039
Software 1.1%
Microsoft Corp.	2.525	06-01-50	22,000	21,454
Microsoft Corp.	3.500	02-12-35	65,000	74,233
Microsoft Corp.	4.100	02-06-37	38,000	46,016
Microsoft Corp.	4.200	11-03-35	55,000	67,296
ServiceNow, Inc.	1.400	09-01-30	75,000	69,810
Technology hardware, storage and peripherals 0.4%
Dell International LLC	6.020	06-15-26	95,000	109,806
Materials 1.9%				486,491
Chemicals 0.8%
Ecolab, Inc.	2.125	02-01-32	75,000	74,377
Linde, Inc.	3.200	01-30-26	45,000	47,895
The Dow Chemical Company	2.100	11-15-30	75,000	73,731
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	76,610
Metals and mining 0.5%
Newmont Corp.	2.250	10-01-30	70,000	69,014
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	67,591
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	77,273
Real estate 1.4%				354,225
Equity real estate investment trusts 1.4%
Crown Castle International Corp.	4.300	02-15-29	120,000	133,955
Duke Realty LP	1.750	07-01-30	70,000	66,505
Equinix, Inc.	2.150	07-15-30	85,000	82,628
Regency Centers LP	3.700	06-15-30	65,000	71,137
Utilities 2.8%				722,631
Electric utilities 2.3%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	99,439
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Florida Power & Light Company	5.950	02-01-38	60,000	$83,532
MidAmerican Energy Company	5.750	11-01-35	70,000	92,819
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	59,663
PacifiCorp	5.250	06-15-35	55,000	69,155
Virginia Electric & Power Company	6.350	11-30-37	85,000	120,845
Xcel Energy, Inc.	6.500	07-01-36	45,000	62,940
Multi-utilities 0.5%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	55,552
Dominion Energy, Inc.	6.300	03-15-33	60,000	78,686

	Shares	Value
Affiliated investment companies (A) 12.7%		$3,225,880
(Cost $2,787,454)
Equity 12.7%		3,225,880
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	248,145	3,225,880

	Yield (%)	Shares	Value
Short-term investments 1.1%			$274,588
(Cost $274,588)
Short-term funds 1.1%			274,588
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(C)	274,588	274,588

Total investments (Cost $23,734,424) 100.3%	$25,524,230
Other assets and liabilities, net (0.3%)	(67,372)
Total net assets 100.0%	$25,456,858

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-21.
At 12-31-21, the aggregate cost of investments for federal income tax purposes was $24,488,474. Net unrealized appreciation aggregated to $1,035,756, of which $1,215,092 related to gross unrealized appreciation and $179,336 related to gross unrealized depreciation.
16	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-21

Assets
Unaffiliated investments, at value (Cost $20,946,970)	$22,298,350
Affiliated investments, at value (Cost $2,787,454)	3,225,880
Total investments, at value (Cost $23,734,424)	25,524,230
Interest receivable	179,818
Receivable for investments sold	254,172
Receivable from affiliates	46
Other assets	18,813
Total assets	25,977,079
Liabilities
Distributions payable	259,877
Payable for investments purchased	220,179
Payable to affiliates
Accounting and legal services fees	546
Transfer agent fees	198
Other liabilities and accrued expenses	39,421
Total liabilities	520,221
Net assets	$25,456,858
Net assets consist of
Paid-in capital	$24,421,103
Total distributable earnings (loss)	1,035,755
Net assets	$25,456,858

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class R6 ($25,456,858 ÷ 500,920 shares)	$50.82
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	17

STATEMENT OF OPERATIONS For the year ended 12-31-21

Investment income
Interest	$557,619
Dividends from affiliated investments	43,491
Total investment income	601,110
Expenses
Investment management fees	102,805
Accounting and legal services fees	3,188
Transfer agent fees	2,384
Trustees’ fees	562
Custodian fees	30,079
State registration fees	26,715
Printing and postage	14,893
Professional fees	55,132
Other	10,843
Total expenses	246,601
Less expense reductions	(142,043)
Net expenses	104,558
Net investment income	496,552
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	193,609
Affiliated investments	108,423
Capital gain distributions received from affiliated investments	432,256
734,288
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(1,356,401)
Affiliated investments	(59,307)
(1,415,708)
Net realized and unrealized loss	(681,420)
Decrease in net assets from operations	$(184,868)
18	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-21	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$496,552	$548,237
Net realized gain	734,288	177,938
Change in net unrealized appreciation (depreciation)	(1,415,708)	1,860,484
Increase (decrease) in net assets resulting from operations	(184,868)	2,586,659
Distributions to shareholders
From earnings
Class R6	(1,022,636)	(738,766)
From tax return of capital
Class R6	(20,660)	(286,300)
Total distributions	(1,043,296)	(1,025,066)
From fund share transactions	3,175	74,234
Total increase (decrease)	(1,224,989)	1,635,827
Net assets
Beginning of year	26,681,847	25,046,020
End of year	$25,456,858	$26,681,847
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	19

Financial highlights
CLASS R6 SHARES Period ended	12-31-21	12-31-20	12-31-19	12-31-18	12-31-17[1]
Per share operating performance
Net asset value, beginning of period	$53.27	$50.15	$45.97	$51.19	$50.00
Net investment income[2,3]	0.99	1.10	1.19	1.24	0.69
Net realized and unrealized gain (loss) on investments	(1.36)	4.07	5.70	(3.31)	1.56
Total from investment operations	(0.37)	5.17	6.89	(2.07)	2.25
Less distributions
From net investment income	(2.04)	(1.48)	(2.03)	(1.76)	(0.98)
From net realized gain	—	—	(0.68)	(1.39)	(0.08)
From tax return of capital	(0.04)	(0.57)	—	—	—
Total distributions	(2.08)	(2.05)	(2.71)	(3.15)	(1.06)
Net asset value, end of period	$50.82	$53.27	$50.15	$45.97	$51.19
Total return (%)[4]	(0.62)	10.45	15.14	(4.08)	4.53[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$25	$27	$25	$26	$25
Ratios (as a percentage of average net assets):
Expenses before reductions[6]	0.96	0.97	0.86	1.54	0.88[7]
Expenses including reductions[6]	0.41	0.38	0.38	0.36	0.34[7]
Net investment income[3]	1.93	2.10	2.43	2.53	2.29[7]
Portfolio turnover (%)	17	26	18	25	17

[1]	Period from 7-6-17 (commencement of operations) to 12-31-17.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on mixed of underlying funds held by the fund.
[7]	Annualized. Certain income and expenses are presented unannualized.
20	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Retirement Income 2040 Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maintain and maximize regular cash distributions through December 2040 and to grow such distributions over time.
The fund operates in part as a fund of funds and may invest in other funds for which the fund’s investment advisor or an affiliate serves as investment advisor, as well as funds advised by an entity that is not affiliated with the fund’s investment advisor (collectively, “Underlying Funds”). Class R6 shares are only available to certain retirement plans, institutions and other investors.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates,
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	21

prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$12,922,145	—	$12,922,145	—
Corporate bonds	9,101,617	—	9,101,617	—
Affiliated investment companies	3,225,880	$3,225,880	—	—
Short-term investments	274,588	274,588	—	—
Total investments in securities	$25,524,230	$3,500,468	$22,023,762	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, the fund could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a
22	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT

combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2021, the fund had no borrowings under the line of credit. Commitment fees for the year ended December 31, 2021 were $4,675.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2021 and 2020 was as follows:
	December 31, 2021	December 31, 2020
Ordinary income	$740,091	$738,766
Long-term capital gains	282,545	—
Return of capital	20,660	286,300
Total	$1,043,296	$1,025,066
As of December 31, 2021, there were no distributable earnings on a tax basis.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities, wash sale loss deferrals and characterization of distributions.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	23

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of a) 0.40% of the first $7.5 billion of average net assets and b) 0.39% of the excess over $7.5 billion of average net assets. The Advisor has a subadvisory agreement with Manulife Investment Management (North America) Limited, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
Effective on May 1, 2021 to the extent that expenses of Class R6 shares exceed 0.42% of average net assets attributable to the class (“expense limitation”), the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the class in an amount equal to the amount by which expenses of the share class exceed the expense limitation. For purposes of this agreement, “expenses of Class R6 shares” means all expenses of the class (including fund expenses attributable to the class), excluding taxes; portfolio brokerage commissions; interest expense; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; acquired fund fees (underlying fund fees); borrowing costs; prime brokerage fees; and short dividend expense. The expense limitation expires on April 30, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to May 1, 2021, the expense limitation was 0.38%.
The expense reductions described above amounted to $142,043 for the year ended December 31, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of 0.00% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the fund’s average daily net assets.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
24	JOHN HANCOCK Retirement Income 2040 Fund | ANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the years ended December 31, 2021 and 2020 were as follows:
	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	529	$27,030	2,378	$124,454
Distributions reinvested	75	3,787	20	1,037
Repurchased	(529)	(27,642)	(950)	(51,257)
Net increase	75	$3,175	1,448	$74,234
Total net increase	75	$3,175	1,448	$74,234
Affiliates of the fund owned 100% of shares of Class R6 on December 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. treasury obligations, amounted to $2,006,741 and $2,219,916, respectively, for the year ended December 31, 2021. Purchases and sales of U.S. Treasury obligations aggregated $2,940,733 and $2,088,314, respectively, for the year ended December 31, 2021.
Note 7—Investment in affiliated underlying funds
The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets. At December 31, 2021, the fund did not hold 5% or more of the net assets of the underlying fund.
Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	248,145	$2,882,900	$991,242	$(697,378)	$108,423	$(59,307)	$43,491	$432,256	$3,225,880
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 9—Subsequent events
At its meeting held on December 9, 2021, the Board of Trustees approved the closing and liquidation of the fund. Liquidation will occur on or about April 22, 2022.
ANNUAL REPORT | JOHN HANCOCK Retirement Income 2040 Fund	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Retirement Income 2040 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Retirement Income 2040 Fund (one of the funds constituting John Hancock Funds II, referred to hereafter as the "Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2021 and for the period July 6, 2017 (commencement of operations) through December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the four years in the period ended December 31, 2021 and for the period July 6, 2017 (commencement of operations) through December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Emphasis of Matter
As discussed in Note 9 to the financial statements, the board of directors approved a plan of liquidation for John Hancock Retirement Income 2040 Fund on December 9, 2021. Our opinion is not modified with respect to this matter.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
26	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended December 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $282,545 in long term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	27

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	191
Trustee
Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2012	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
28	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Steven R. Pruchansky, Born: 1944	2012	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
Gregory A. Russo, Born: 1949	2012	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	29

Non-Independent Trustees[3] (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
30	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	31

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited
Portfolio Managers
Sonia Chatigny, MSc, CFA
Jean-François Giroux, MSc, FRM, CFA
Serge Lapierre, BSc, FCIA, FSA
Nadia Live, Msca, CFA
Nicholas Scipio Del Campo, Bsc, Msc, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
32	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1976916	621A 12/21
2/2022

Annual report
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
December 31, 2021

A message to shareholders
Dear shareholder,
An impressive recovery in global growth led to a significant divergence between the returns for stocks and bonds in 2021. As the rollout of COVID-19 vaccines led to a gradual restoration of normal business conditions, economic growth and corporate earnings accelerated. Investors’ appetite for risk strengthened as a result, fueling sizable gains for equities. The U.S. market in general was a key driver of the rally in the major world indexes. On the other hand, emerging-market equities lagged considerably due in part to pronounced weakness in China.
The investment backdrop proved less favorable for bonds since the rebound in growth was accompanied by a surge in inflation. The U.S. Federal Reserve and other central banks responded by beginning to wind down their stimulative bond-buying programs and preparing investors for interest-rate increases in 2022. These developments weighed on the prices of global government bonds, particularly longer-term issues. Credit-oriented market segments, which tend to benefit from improving growth, generally outpaced government debt.
As new variants of COVID-19 emerge, the markets could get increasingly volatile and economic disruptions may occur. In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Multimanager Lifestyle Portfolios

2	Multimanager Lifestyle Portfolios at a glance
5	Manager’s discussion of portfolio performance
7	Multimanager Lifestyle Aggressive Portfolio
8	Multimanager Lifestyle Growth Portfolio
9	Multimanager Lifestyle Balanced Portfolio
10	Multimanager Lifestyle Moderate Portfolio
11	Multimanager Lifestyle Conservative Portfolio
12	Your expenses
15	Portfolios’ investments
21	Financial statements
26	Financial highlights
34	Notes to financial statements
59	Report of independent registered public accounting firm
60	Tax information
61	Trustees and Officers
64	More information
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	1

Multimanager Lifestyle Portfolios at a glance
PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

Global equities performed well for the period
Optimism about the economic outlook fueled strong gains for stocks in the annual period, with the U.S. market leading the way.
Bonds produced mixed results
Robust economic growth and rising inflation prompted the U.S. Federal Reserve to shift toward tighter monetary policy, depressing returns across the bond market.
The portfolios produced positive returns but mixed relative performance
The underlying equity managers underperformed as a group, leading to weaker relative returns for the John Hancock Multimanager Lifestyle Portfolios with heavier weightings in equities.
PORTFOLIO ALLOCATION AS OF 12/31/2021 (% of net assets)

2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021 (%)

Multimanager Lifestyle Aggressive Portfolio
Multimanager Lifestyle Growth Portfolio
Multimanager Lifestyle Balanced Portfolio
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/2021 (%)

Multimanager Lifestyle Moderate Portfolio
Multimanager Lifestyle Conservative Portfolio
The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index.
The Morningstar U.S. Aggressive Target Allocation Index seeks 92.5% exposure to global equity markets.
The Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.
The Morningstar U.S. Moderate Target Allocation Index seeks 60% exposure to global equity markets.
The Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets.
The Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reﬂects reinvested distributions and the beneﬁcial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will ﬂuctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the portfolios’ objectives, risks, and strategy, see the portfolios’ prospectuses.
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Manager’s discussion of fund performance
Can you describe investment conditions during the 12 months ended December 31, 2021?
An impressive recovery in global growth led to a wide divergence between the returns for stocks and bonds in 2021. Business conditions gradually returned to normal following the rollout of the COVID-19 vaccines, leading to an acceleration in economic growth and corporate earnings. Substantial fiscal and monetary stimulus further contributed to investors’ appetite for risk. In combination, these developments led to sizable gains for stocks and other higher-risk assets. U.S. equities outpaced the international markets, primarily as a result of the United States’ large weighting in the types of mega-cap technology-related stocks that outperformed in 2021. Emerging-market equities, which faced headwinds from increased regulation in China, the persistence of COVID-19, and strength in the U.S. dollar, were notable laggards. The category finished with a negative return in 2021, well behind the gains for the major U.S. stock indexes.
The investment backdrop proved less favorable for bonds, since the rebound in growth was accompanied by a surge in inflation. The U.S. Federal Reserve and other central banks responded by beginning to wind down their stimulative bond-buying programs and preparing investors for interest-rate increases in 2022. These developments weighed on the prices of global government bonds and other fixed-income assets with above-average interest-rate sensitivity. Credit-oriented market segments that benefit from improving growth, particularly high-yield issues, generally outpaced government debt.
What elements of the portfolios’ positioning helped and hurt results?
While all of the John Hancock Multimanager Lifestyle Portfolios produced positive returns in 2021, the more equity-heavy portfolios (Aggressive, Growth, and Balanced) underperformed their respective benchmarks. On the other hand, the portfolios with a higher weighting in bonds (Moderate and Conservative) performed more in line with their respective benchmarks.
The relative performance of the underlying active managers was the primary reason for the shortfall in the Aggressive, Growth, and Balanced portfolios. The underperformance occurred across a number of areas, with the weakest results occurring in the U.S. large-cap, U.S. mid-cap, and international equity categories. On the other hand, manager performance added value in fixed income except for the Aggressive portfolio. As a result, the portfolios with a greater focus on bonds outpaced their benchmarks.
Asset allocation contributed to results in all portfolios except for the Aggressive portfolio. The majority of the benefit came from the bond side, with two aspects of our positioning fueling the positive performance. First, an out-of-benchmark allocation to U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities)—which benefited from the decline in long-term government bond yields—was a key contributor for all portfolios. The portfolios held STRIPS primarily to counterbalance stock market risk. Although stocks experienced limited volatility, the position nonetheless added value by posting a return well ahead of the broader fixed-income market. Second, the portfolios, with the exception of the Aggressive portfolio, remained tilted toward the bond market’s credit sectors through positions in high-yield bonds, senior loans, and multi-sector bond funds. All of these areas generated positive returns, helping the portfolios’ results.
On the other hand, asset allocation had an adverse effect on relative performance in equities. The portfolios were hurt by an underweight allocation to large-cap equities and an overweight to small-cap equities. In addition, an allocation to defensive stocks—which the portfolios hold to provide a measure of ballast in unfavorable market environments—didn’t keep up with the rally in the major stock indexes. These aspects of our positioning are consistent with our broader approach, which seeks to own assets we think will outperform on a three- to five-year basis. However, they detracted in 2021 due to the dominance of domestic mega-cap growth stocks.
Our efforts to diversify the portfolios also prompted us to hold a position in the real assets category. This area encompasses real estate investment trusts and energy, infrastructure, and precious metals stocks. We expect these assets to perform well as a group in times of rising inflation, and that indeed proved to be the case in the past year. We also have a position in an absolute return strategy to augment diversification. As would be expected in a time when equities rally to the extent that they did in 2021, this element of our positioning detracted.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

How would you describe your portfolio activity?
We began to shift the portfolios’ positioning midway through the year. We’ve held a generally risk-on stance since the second quarter of 2020, when we used the sell-off caused by COVID-19 as an opportunity to add risk to the portfolios. This aspect of our approach added value given the strong showing for the financial markets over the past 18 months. More recently, however, we returned closer to a neutral posture. We wouldn’t characterize this as a move to a defensive posture overall, but rather one that is calibrated for a time when risk is rising and many segments of the financial markets are trading near 12- to 18-month highs. We believe these shifts help illustrate the potential benefits of our broad investment universe and active approach to asset allocation.
MANAGED BY

Nathan W. Thooft, CFA
Robert E. Sykes, CFA
Note about risks
The portfolios may be subject to various risks as described in the portfolios’ prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance. For more information, please refer to the “Principal risks” section of the prospectus.
The views expressed in this report are exclusively those of Nathan W. Thooft, CFA, and Robert E. Sykes, CFA, Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Aggressive Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Aggressive Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Aggressive Target Allocation Index which seeks 92.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Aggressive Index comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI World ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE Bank of America Long U.S. STRIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the MSCI Europe, Australasia, and Far East (EAFE) Index tracks the performance of publicly traded large- and mid-cap stocks of companies in those regions.
Index 5 is 70% Russell 3000 Index and 30% MSCI All Country World ex-USA Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Aggressive Target Allocation Index. The Morningstar U.S. Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	99.0
Equity	90.5
U.S. large cap	31.2
International equity	23.5
U.S. mid cap	12.6
U.S. small cap	8.4
Emerging-market equity	8.2
Large blend	5.1
Sector equity	1.5
Fixed income	0.7
Emerging-market debt	0.5
High yield bond	0.2
Alternative and specialty	7.8
Sector equity	6.8
Absolute return	1.0
U.S. Government	1.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	11.10	14.51	16.66	16.19	16.53	16.76	16.77	16.70	19.69	18.95	28.71	11.26	20.11
5 year	12.71	12.97	14.10	13.64	13.93	14.16	14.21	14.16	15.01	14.47	18.47	9.55	15.46
10-year	11.28	11.00	11.75	11.66	11.90	12.15	12.26	12.21	13.24	12.68	16.55	8.03	13.59
Cumulative returns
5 year	81.93	83.96	93.37	89.48	91.98	93.91	94.29	93.93	101.22	96.51	133.41	57.77	105.21
10-year	191.07	183.88	203.66	201.40	207.74	214.76	217.95	216.49	246.82	229.85	362.57	116.50	257.70
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.45	2.15	1.15	1.54	1.39	1.09	1.04	1.07
Net (%)	1.44	2.15	1.14	1.54	1.29	1.09	1.04	1.07
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Multimanager Lifestyle Growth Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Growth Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Growth Index comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI World ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE Bank of America U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 2.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 5 is 56% Russell 3000 Index, 24% MSCI All Country World ex-USA Index, 16% Bloomberg U.S. Aggregate Bond Index, and 4% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	96.0
Equity	75.2
U.S. large cap	26.3
International equity	20.9
U.S. mid cap	10.3
U.S. small cap	6.5
Emerging-market equity	5.9
Large blend	4.0
Sector equity	1.3
Fixed income	13.8
Intermediate bond	5.4
Multi-sector bond	3.0
Bank loan	1.9
Emerging-market debt	1.9
High yield bond	1.6
Alternative and specialty	7.0
Sector equity	5.6
Absolute return	1.4
U.S. Government	4.0
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	8.82	12.10	14.24	13.85	14.13	14.31	14.33	14.29	14.37	15.65	15.85	28.71	-1.54	15.84
5 year	11.01	11.24	12.37	11.93	12.21	12.43	12.48	12.44	12.50	13.05	12.94	18.47	3.57	13.29
10-year	10.01	9.72	10.46	10.38	10.66	10.89	10.96	10.92	10.97	11.51	11.31	16.55	2.90	11.69
Cumulative returns
5 year	68.57	70.33	79.17	75.70	77.88	79.66	80.01	79.70	80.17	84.66	83.75	133.41	19.16	86.61
10-year	159.58	152.80	170.43	168.48	175.26	181.15	183.00	181.85	183.21	197.21	192.03	362.57	33.07	201.97
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.38	2.08	1.08	1.47	1.32	1.02	0.97	1.01	0.96
Net (%)	1.37	2.08	1.07	1.47	1.22	1.02	0.97	1.01	0.96
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
8	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Balanced Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Balanced Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderate Target Allocation Index which seeks 60% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Balanced Index comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI World ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE Bank of America U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg U.S. Aggregate Bond Index, 6.0% of the ICE Bank of America Long U.S. STRIPS Index, and 4.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 5 is 42% Russell 3000 Index, 18% MSCI All Country World ex-USA Index, 32% Bloomberg U.S. Aggregate Bond Index, and 8% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.9
Equity	56.3
U.S. large cap	18.9
International equity	16.5
U.S. mid cap	7.4
U.S. small cap	4.8
Large blend	3.9
Emerging-market equity	3.8
Sector equity	1.0
Fixed income	28.9
Intermediate bond	9.7
Multi-sector bond	7.2
Bank loan	3.5
Emerging-market debt	3.5
High yield bond	3.2
Short-term bond	1.8
Alternative and specialty	6.7
Sector equity	4.2
Absolute return	2.0
Multi-asset income	0.5
U.S. Government	8.1
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	6.06	9.27	11.43	11.01	11.28	11.47	11.54	11.50	11.55	12.37	11.74	28.71	-1.54	11.69
5 year	9.12	9.35	10.47	10.04	10.30	10.51	10.57	10.51	10.58	11.21	11.00	18.47	3.57	11.06
10-year	8.32	8.04	8.78	8.70	8.98	9.19	9.26	9.22	9.28	9.88	9.55	16.55	2.90	9.74
Cumulative returns
5 year	54.74	56.32	64.50	61.31	63.27	64.85	65.26	64.84	65.32	70.11	68.50	133.41	19.16	68.99
10-year	122.29	116.79	131.94	130.34	136.23	140.87	142.47	141.51	142.81	156.67	149.02	362.57	33.07	153.25
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.34	2.04	1.04	1.42	1.27	0.97	0.92	0.96	0.91
Net (%)	1.33	2.04	1.03	1.42	1.17	0.97	0.92	0.96	0.91
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	9

Multimanager Lifestyle Moderate Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Moderate Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Moderate Index comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI World ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE Bank of America U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg U.S. Aggregate Bond Index, 4.0% of the ICE Bank of America Long U.S. STRIPS Index, and 6.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 5 is 28% Russell 3000 Index, 12% MSCI All Country World ex-USA Index, 48% Bloomberg U.S. Aggregate Bond Index, and 12% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	91.5
Equity	38.0
U.S. large cap	13.5
International equity	12.8
U.S. mid cap	4.9
U.S. small cap	2.6
Large blend	2.4
Emerging-market equity	1.8
Fixed income	47.3
Intermediate bond	20.3
Multi-sector bond	8.5
Bank loan	5.1
Emerging-market debt	5.1
High yield bond	4.7
Short-term bond	3.6
Alternative and specialty	6.2
Absolute return	2.4
Sector equity	1.8
Multi-asset income	1.5
Infrastructure	0.5
U.S. Government	8.5
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Class 5[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	2.61	5.69	7.77	7.39	7.68	7.82	7.89	7.83	7.90	7.19	7.77	28.71	-1.54	7.63
5 year	6.74	6.97	8.05	7.64	7.91	8.11	8.17	8.12	8.18	8.36	8.67	18.47	3.57	8.79
10-year	6.36	6.09	6.81	6.74	6.98	7.19	7.29	7.26	7.31	7.36	7.53	16.55	2.90	7.75
Cumulative returns
5 year	38.57	40.06	47.29	44.52	46.36	47.67	48.08	47.76	48.17	49.40	51.58	133.41	19.16	52.38
10-year	85.29	80.65	93.30	92.00	96.36	100.23	102.16	101.51	102.48	103.45	106.68	362.57	33.07	111.01
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, Class 1, and Class 5 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5
Gross (%)	1.28	1.98	0.98	1.37	1.22	0.92	0.87	0.91	0.86
Net (%)	1.27	1.98	0.97	1.37	1.12	0.92	0.87	0.91	0.86
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
10	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio
GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Multimanager Lifestyle Conservative Portfolio for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in two blended indexes and three separate indexes.
Index 1 is the Morningstar U.S. Conservative Target Allocation Index seeks 22.5% exposure to global equity markets from a diversified mix of stocks and bonds.
Index 2 is the John Hancock Lifestyle Conservative Index comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI World ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE Bank of America U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg U.S. Aggregate Bond Index, and 10.0% of the Bloomberg 1-5 Year TIPS Index.
Index 3 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.
Index 4 is the Bloomberg U.S. Aggregate Bond Index, formerly known as Bloomberg Barclays U.S. Aggregate Bond Index, tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
Index 5 is 14% Russell 3000 Index, 6% MSCI All Country World ex-USA Index, 64% Bloomberg U.S. Aggregate Bond Index, and 16% ICE Bank of America U.S. High Yield Index.
It is not possible to invest directly in an index. Index ﬁgures do not reﬂect expenses or sales charges, which would result in lower returns.
Prior to May 1, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective May 1, 2021, the fund’s primary benchmark is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.
ASSET ALLOCATION (% of net assets)
Affiliated investment companies	90.8
Equity	18.4
International equity	7.1
U.S. large cap	4.8
U.S. mid cap	2.5
U.S. small cap	1.9
Large blend	1.2
Emerging-market equity	0.9
Fixed income	65.9
Intermediate bond	31.0
Multi-sector bond	10.0
Bank loan	6.8
Emerging-market debt	6.8
High yield bond	6.3
Short-term bond	5.0
Alternative and specialty	6.5
Absolute return	2.8
Multi-asset income	2.0
Infrastructure	1.7
U.S. Government	9.2
PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 12-31-21 (%)
	Class A	Class C	Class I1,2	Class R2[1,2]	Class R4[2]	Class R5[2]	Class R6[2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4	Index 5
Average annual total returns
1 year	-1.45	1.55	3.56	3.18	3.33	3.61	3.67	3.55	3.61	4.01	28.71	-1.54	3.67
5 year	4.42	4.64	5.70	5.28	5.53	5.76	5.81	5.76	6.21	6.22	18.47	3.57	6.47
10-year	4.35	4.10	4.80	4.73	4.94	5.18	5.27	5.23	5.37	5.43	16.55	2.90	5.74
Cumulative returns
5 year	24.14	25.45	31.97	29.31	30.89	32.29	32.65	32.29	35.14	35.23	133.41	19.16	36.83
10-year	53.05	49.48	59.86	58.81	62.02	65.74	67.11	66.52	68.68	69.68	362.57	33.07	74.67
Performance figures assume all distributions have been reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 5.0% to 4.5%, effective 8-1-19. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R5, Class R6, and Class 1 shares.
Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until April 30, 2022 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:
	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.26	1.96	0.96	1.34	1.19	0.89	0.84	0.88
Net (%)	1.25	1.96	0.95	1.34	1.09	0.89	0.84	0.88
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the portfolio’s website at jhinvestments.com.
The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
[1]	Class I shares were first offered on 5-1-15; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class C shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
[2]	For certain types of investors, as described in the portfolio’s prospectuses.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	11

Your expenses
As a shareholder of a John Hancock Funds II Multimanager Lifestyle Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, each portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs, and a portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.
These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (July 1, 2021 through December 31, 2021).
Actual expenses:
The first line of each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period ended” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios’ prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Aggressive Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.90	$2.55	0.50%
	Hypothetical example	1,000.00	1,022.70	2.55	0.50%
Class C	Actual expenses/actual returns	1,000.00	1,020.30	6.11	1.20%
	Hypothetical example	1,000.00	1,019.20	6.11	1.20%
Class I	Actual expenses/actual returns	1,000.00	1,025.20	1.02	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class R2	Actual expenses/actual returns	1,000.00	1,023.20	2.96	0.58%
	Hypothetical example	1,000.00	1,022.30	2.96	0.58%
Class R4	Actual expenses/actual returns	1,000.00	1,025.00	1.79	0.35%
	Hypothetical example	1,000.00	1,023.40	1.79	0.35%
Class R5	Actual expenses/actual returns	1,000.00	1,025.70	0.77	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Class R6	Actual expenses/actual returns	1,000.00	1,025.70	0.51	0.10%
	Hypothetical example	1,000.00	1,024.70	0.51	0.10%
Class 1	Actual expenses/actual returns	1,000.00	1,025.30	0.71	0.14%
	Hypothetical example	1,000.00	1,024.50	0.71	0.14%
12	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Growth Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,023.60	$2.65	0.52%
	Hypothetical example	1,000.00	1,022.60	2.65	0.52%
Class C	Actual expenses/actual returns	1,000.00	1,019.50	6.21	1.22%
	Hypothetical example	1,000.00	1,019.10	6.21	1.22%
Class I	Actual expenses/actual returns	1,000.00	1,024.40	1.12	0.22%
	Hypothetical example	1,000.00	1,024.10	1.12	0.22%
Class R2	Actual expenses/actual returns	1,000.00	1,022.90	3.06	0.60%
	Hypothetical example	1,000.00	1,022.20	3.06	0.60%
Class R4	Actual expenses/actual returns	1,000.00	1,023.90	1.84	0.36%
	Hypothetical example	1,000.00	1,023.40	1.84	0.36%
Class R5	Actual expenses/actual returns	1,000.00	1,025.30	0.87	0.17%
	Hypothetical example	1,000.00	1,024.30	0.87	0.17%
Class R6	Actual expenses/actual returns	1,000.00	1,025.30	0.61	0.12%
	Hypothetical example	1,000.00	1,024.60	0.61	0.12%
Class 1	Actual expenses/actual returns	1,000.00	1,024.90	0.82	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class 5	Actual expenses/actual returns	1,000.00	1,024.90	0.56	0.11%
	Hypothetical example	1,000.00	1,024.70	0.56	0.11%
Multimanager Lifestyle Balanced Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,021.80	$2.80	0.55%
	Hypothetical example	1,000.00	1,022.40	2.80	0.55%
Class C	Actual expenses/actual returns	1,000.00	1,018.20	6.36	1.25%
	Hypothetical example	1,000.00	1,018.90	6.36	1.25%
Class I	Actual expenses/actual returns	1,000.00	1,023.60	1.28	0.25%
	Hypothetical example	1,000.00	1,023.90	1.28	0.25%
Class R2	Actual expenses/actual returns	1,000.00	1,022.20	3.16	0.62%
	Hypothetical example	1,000.00	1,022.10	3.16	0.62%
Class R4	Actual expenses/actual returns	1,000.00	1,023.30	1.99	0.39%
	Hypothetical example	1,000.00	1,023.20	1.99	0.39%
Class R5	Actual expenses/actual returns	1,000.00	1,023.60	0.97	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class R6	Actual expenses/actual returns	1,000.00	1,024.10	0.71	0.14%
	Hypothetical example	1,000.00	1,024.50	0.71	0.14%
Class 1	Actual expenses/actual returns	1,000.00	1,023.80	0.97	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class 5	Actual expenses/actual returns	1,000.00	1,024.10	0.71	0.14%
	Hypothetical example	1,000.00	1,024.50	0.71	0.14%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	13

SHAREHOLDER EXPENSE EXAMPLE CHART  (continued)

		Account value on 7-1-2021	Ending value on 12-31-2021	Expenses paid during period ended 12-31-2021[1]	Annualized expense ratio[2]
Multimanager Lifestyle Moderate Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,015.90	$2.85	0.56%
	Hypothetical example	1,000.00	1,022.40	2.85	0.56%
Class C	Actual expenses/actual returns	1,000.00	1,012.30	6.44	1.27%
	Hypothetical example	1,000.00	1,018.80	6.46	1.27%
Class I	Actual expenses/actual returns	1,000.00	1,017.60	1.32	0.26%
	Hypothetical example	1,000.00	1,023.90	1.33	0.26%
Class R2	Actual expenses/actual returns	1,000.00	1,015.50	3.20	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual expenses/actual returns	1,000.00	1,017.50	2.08	0.41%
	Hypothetical example	1,000.00	1,023.10	2.09	0.41%
Class R5	Actual expenses/actual returns	1,000.00	1,017.80	1.07	0.21%
	Hypothetical example	1,000.00	1,024.10	1.07	0.21%
Class R6	Actual expenses/actual returns	1,000.00	1,018.10	0.81	0.16%
	Hypothetical example	1,000.00	1,024.40	0.82	0.16%
Class 1	Actual expenses/actual returns	1,000.00	1,017.90	1.02	0.20%
	Hypothetical example	1,000.00	1,024.20	1.02	0.20%
Class 5	Actual expenses/actual returns	1,000.00	1,018.20	0.76	0.15%
	Hypothetical example	1,000.00	1,024.40	0.77	0.15%
Multimanager Lifestyle Conservative Portfolio
Class A	Actual expenses/actual returns	$1,000.00	$1,005.60	$2.98	0.59%
	Hypothetical example	1,000.00	1,022.20	3.01	0.59%
Class C	Actual expenses/actual returns	1,000.00	1,002.80	6.51	1.29%
	Hypothetical example	1,000.00	1,018.70	6.56	1.29%
Class I	Actual expenses/actual returns	1,000.00	1,007.90	1.47	0.29%
	Hypothetical example	1,000.00	1,023.70	1.48	0.29%
Class R2	Actual expenses/actual returns	1,000.00	1,005.40	3.18	0.63%
	Hypothetical example	1,000.00	1,022.00	3.21	0.63%
Class R4	Actual expenses/actual returns	1,000.00	1,006.40	2.23	0.44%
	Hypothetical example	1,000.00	1,023.00	2.24	0.44%
Class R5	Actual expenses/actual returns	1,000.00	1,008.10	1.21	0.24%
	Hypothetical example	1,000.00	1,024.00	1.22	0.24%
Class R6	Actual expenses/actual returns	1,000.00	1,008.40	0.96	0.19%
	Hypothetical example	1,000.00	1,024.20	0.97	0.19%
Class 1	Actual expenses/actual returns	1,000.00	1,007.40	1.16	0.23%
	Hypothetical example	1,000.00	1,024.00	1.17	0.23%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
[2]	Ratios do not include expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios.
14	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 12-31-21
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 90.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	4,493,260	$252,700,922
Capital Appreciation, Class NAV, JHF II (Jennison)	6,872,396	118,548,828
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	7,693,076	80,546,510
Disciplined Value, Class NAV, JHF III (Boston Partners)	8,107,847	190,615,484
Disciplined Value International, Class NAV, JHIT (Boston Partners)	14,423,455	203,514,944
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	20,750,430	253,570,261
Equity Income, Class NAV, JHF II (T. Rowe Price)	14,329,057	304,205,878
Financial Industries, Class NAV, JHIT II (MIM US) (B)	3,137,950	60,468,288
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,940,384	298,287,076
Global Equity, Class NAV, JHF II (MIM US) (B)	3,102,879	40,399,481
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,338,785	90,898,171
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,811,531	50,045,401
International Growth, Class NAV, JHF III (Wellington)	3,286,118	114,422,617
International Small Company, Class NAV, JHF II (DFA)	10,154,133	121,037,263
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	30,215,669	321,192,561
Mid Cap Growth, Class NAV, JHIT (Wellington)	10,617,992	216,607,037
Mid Value, Class NAV, JHF II (T. Rowe Price)	15,341,520	286,733,007
Multifactor Emerging Markets ETF, JHETF (DFA)	2,587,889	75,152,297
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,898,303	134,113,181
Small Cap Growth, Class NAV, JHF II (Redwood)	4,433,473	91,905,889
Small Cap Value, Class NAV, JHF II (Wellington)	4,791,240	107,994,555
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	19,926,605	205,244,029
Fixed income - 0.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,204,204	19,815,790
High Yield, Class NAV, JHBT (MIM US) (B)	2,907,658	9,973,268
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	4,378,382	38,792,465
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	15,187,664	181,796,341
Health Sciences, Class NAV, JHF II (T. Rowe Price)	10,508,435	60,003,165
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	14,632,649	29,118,971
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	15

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,954,195,031)		$3,957,703,680
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	$152,005

TOTAL COMMON STOCKS (Cost $91,719)		$152,005
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 1.893%, 11/15/2048	$19,389,000	11,628,138
U.S. Treasury STRIPS, PO, 1.901%, 08/15/2051	3,388,000	1,924,005
U.S. Treasury STRIPS, PO, 1.937%, 05/15/2050	26,864,000	15,464,647
U.S. Treasury STRIPS, PO, 1.938%, 05/15/2047	15,898,000	9,699,060

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $34,572,465)		$38,715,850
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,988,860,238) - 100.0%		$3,996,572,558
Other assets and liabilities, net - 0.0%		147,002
TOTAL NET ASSETS - 100.0%		$3,996,719,560
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 12-31-21
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 96.0%
Equity - 75.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	10,223,723	$574,982,157
Capital Appreciation, Class NAV, JHF II (Jennison)	17,461,624	301,213,018
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,551,927	393,168,678
Disciplined Value, Class NAV, JHF III (Boston Partners)	18,885,895	444,007,403
Disciplined Value International, Class NAV, JHIT (Boston Partners)	32,710,320	461,542,617
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	37,860,778	462,658,711
Equity Income, Class NAV, JHF II (T. Rowe Price)	32,711,889	694,473,406
Financial Industries, Class NAV, JHIT II (MIM US) (B)	7,317,930	141,016,506
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,457,981	$140,973,580
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	7,122,955	539,207,700
Global Equity, Class NAV, JHF II (MIM US) (B)	13,408,756	174,581,998
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,761,620	197,341,635
International Dynamic Growth, Class NAV, JHIT (Axiom)	8,509,923	111,735,289
International Growth, Class NAV, JHF III (Wellington)	6,671,757	232,310,573
International Small Company, Class NAV, JHF II (DFA)	22,704,694	270,639,957
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	68,940,416	732,836,619
Mid Cap Growth, Class NAV, JHIT (Wellington)	23,893,044	487,418,096
Mid Value, Class NAV, JHF II (T. Rowe Price)	34,973,001	653,645,385
Multifactor Emerging Markets ETF, JHETF (DFA)	6,838,376	198,586,439
Small Cap Core, Class NAV, JHIT (MIM US) (B)	18,586,574	315,600,020
Small Cap Growth, Class NAV, JHF II (Redwood)	8,749,331	181,373,630
Small Cap Value, Class NAV, JHF II (Wellington)	10,251,304	231,064,382
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	43,026,498	443,172,929
Fixed income - 13.8%
Bond, Class NAV, JHSB (MIM US) (B)	37,041,225	598,586,202
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	23,898,635	214,848,726
Floating Rate Income, Class NAV, JHF II (Bain Capital)	26,209,534	215,966,563
High Yield, Class NAV, JHBT (MIM US) (B)	51,827,482	177,768,262
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	29,984,796	334,030,626
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	8,006,828	81,509,511
Diversified Macro, Class NAV, JHIT (Graham)	9,226,846	81,749,858
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	33,914,782	405,959,935
Health Sciences, Class NAV, JHF II (T. Rowe Price)	24,306,943	138,792,645
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	35,224,356	70,096,469

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $8,336,121,335)		$10,702,859,525
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	345,335

TOTAL COMMON STOCKS (Cost $212,393)		$345,335
16	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$25,093,788	$25,915,218
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	67,954,286	72,435,130
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	82,031,485	87,744,485
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	19,076,837	20,586,315
U.S. Treasury STRIPS, PO, 1.893%, 11/15/2048	119,708,000	71,792,310
U.S. Treasury STRIPS, PO, 1.901%, 08/15/2051	20,982,000	11,915,430
U.S. Treasury STRIPS, PO, 1.937%, 05/15/2050	165,863,000	95,481,415
U.S. Treasury STRIPS, PO, 1.938%, 05/15/2047	98,160,000	59,885,505

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $423,845,075)		$445,755,808
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $8,760,179,826) - 100.0%		$11,148,961,691
Other assets and liabilities, net - 0.0%		492,270
TOTAL NET ASSETS - 100.0%		$11,149,453,961
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 12-31-21
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.9%
Equity - 56.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	6,484,698	$364,699,430
Capital Appreciation, Class NAV, JHF II (Jennison)	9,668,202	166,776,486
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	39,985,039	418,643,356
Disciplined Value, Class NAV, JHF III (Boston Partners)	11,629,803	273,416,674
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,290,884	356,854,372
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	22,327,358	272,840,317
Equity Income, Class NAV, JHF II (T. Rowe Price)	20,143,456	427,645,572
Financial Industries, Class NAV, JHIT II (MIM US) (B)	5,424,105	104,522,509
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,745,784	$131,373,171
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,174,060	315,976,324
Global Equity, Class NAV, JHF II (MIM US) (B)	15,292,849	199,112,895
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,458,391	52,118,587
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	7,270,434	104,258,026
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,287,618	82,556,422
International Growth, Class NAV, JHF III (Wellington)	5,249,431	182,785,172
International Small Company, Class NAV, JHF II (DFA)	12,245,070	145,961,237
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	43,124,376	458,412,116
Mid Cap Growth, Class NAV, JHIT (Wellington)	15,797,108	322,261,002
Mid Value, Class NAV, JHF II (T. Rowe Price)	24,037,132	449,254,006
Multifactor Emerging Markets ETF, JHETF (DFA)	4,093,292	118,869,200
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,926,431	202,510,790
Small Cap Growth, Class NAV, JHF II (Redwood)	6,085,490	126,152,212
Small Cap Value, Class NAV, JHF II (Wellington)	7,442,463	167,753,123
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	38,916,586	400,840,834
Fixed income - 28.9%
Bond, Class NAV, JHSB (MIM US) (B)	55,596,631	898,441,560
Core Bond, Class NAV, JHF II (Wells Capital)	8,068,204	103,515,062
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	40,130,119	360,769,769
Floating Rate Income, Class NAV, JHF II (Bain Capital)	44,158,931	363,869,595
High Yield, Class NAV, JHBT (MIM US) (B)	95,747,167	328,412,783
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	19,380,130	192,250,889
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	67,596,662	753,026,811
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	9,949,613	101,287,060
Diversified Macro, Class NAV, JHIT (Graham)	11,539,373	102,238,848
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	23,516,848	281,496,671
Health Sciences, Class NAV, JHF II (T. Rowe Price)	18,088,966	103,287,998
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	5,022,063	52,129,013
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	25,092,803	49,934,677
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	17

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,810,133,872)		$9,536,254,569
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$213,986

TOTAL COMMON STOCKS (Cost $136,611)		$213,986
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.1%
U.S. Government - 8.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$46,539,548	48,062,991
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	126,029,430	134,339,696
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	152,137,057	162,732,489
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	35,380,287	38,179,794
U.S. Treasury STRIPS, PO, 1.893%, 11/15/2048	229,250,000	137,487,779
U.S. Treasury STRIPS, PO, 1.901%, 08/15/2051	40,280,000	22,874,537
U.S. Treasury STRIPS, PO, 1.937%, 05/15/2050	317,639,000	182,853,442
U.S. Treasury STRIPS, PO, 1.938%, 05/15/2047	187,984,000	114,685,378

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $799,088,101)		$841,216,106
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $8,609,359,607) - 100.0%		$10,377,685,684
Other assets and liabilities, net - 0.0%		1,498,672
TOTAL NET ASSETS - 100.0%		$10,379,184,356
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 12-31-21
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 38.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,086,167	$61,086,022
Capital Appreciation, Class NAV, JHF II (Jennison)	1,623,278	28,001,539
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	12,003,863	125,680,445
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,193,418	51,567,255
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,362,207	$61,550,743
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,420,910	29,583,520
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,799,321	80,659,574
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,808,119	37,853,443
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	803,097	60,794,430
Global Equity, Class NAV, JHF II (MIM US) (B)	5,005,573	65,172,558
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,101,766	36,259,642
International Growth, Class NAV, JHF III (Wellington)	1,538,154	53,558,513
International Small Company, Class NAV, JHF II (DFA)	2,154,691	25,683,913
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,913,129	105,376,564
Mid Cap Growth, Class NAV, JHIT (Wellington)	3,315,019	67,626,393
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,310,298	80,559,468
Multifactor Emerging Markets ETF, JHETF (DFA)	818,828	23,778,765
Small Cap Core, Class NAV, JHIT (MIM US) (B)	667,323	11,331,138
Small Cap Growth, Class NAV, JHF II (Redwood)	1,547,384	32,077,262
Small Cap Value, Class NAV, JHF II (Wellington)	1,484,097	33,451,557
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,127,836	73,416,711
Fixed income - 47.3%
Bond, Class NAV, JHSB (MIM US) (B)	22,849,259	369,244,025
Core Bond, Class NAV, JHF II (Wells Capital)	18,837,507	241,685,214
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,973,600	152,592,661
Floating Rate Income, Class NAV, JHF II (Bain Capital)	18,610,203	153,348,071
High Yield, Class NAV, JHBT (MIM US) (B)	41,623,708	142,769,320
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,062,176	109,736,786
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	23,043,372	256,703,159
Alternative and specialty - 6.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,651,126	37,168,460
Diversified Macro, Class NAV, JHIT (Graham)	4,184,186	37,071,886
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,543,815	54,389,463
Infrastructure, Class NAV, JHIT (Wellington)	1,051,758	15,029,622
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,366,527	45,324,553

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,424,422,540)		$2,760,132,675
18	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	$35,891

TOTAL COMMON STOCKS (Cost $24,355)		$35,891
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$20,116,025	20,774,510
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	54,474,503	58,066,502
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	65,759,046	70,338,767
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	15,295,548	16,505,827
U.S. Treasury STRIPS, PO, 1.893%, 11/15/2048	44,453,000	26,659,735
U.S. Treasury STRIPS, PO, 1.901%, 08/15/2051	7,811,000	4,435,775
U.S. Treasury STRIPS, PO, 1.937%, 05/15/2050	61,592,000	35,456,317
U.S. Treasury STRIPS, PO, 1.938%, 05/15/2047	36,451,000	22,238,045

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $247,939,223)		$254,475,478
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,672,387,141) - 100.0%		$3,014,645,067
Other assets and liabilities, net - 0.0%		1,246,812
TOTAL NET ASSETS - 100.0%		$3,015,891,879
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 12-31-21
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 18.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	404,235	$22,734,164
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,856,283	50,845,281
Disciplined Value, Class NAV, JHF III (Boston Partners)	552,883	12,998,278
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,638,527	23,119,609
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,770,769	21,638,793
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	957,596	$20,329,771
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,343,916	18,115,986
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	159,594	12,081,236
Global Equity, Class NAV, JHF II (MIM US) (B)	1,854,776	24,149,181
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,345,391	15,727,625
International Growth, Class NAV, JHF III (Wellington)	602,060	20,963,715
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,112,138	64,972,031
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,341,000	27,356,390
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,788,970	33,435,850
Small Cap Growth, Class NAV, JHF II (Redwood)	1,105,649	22,920,111
Small Cap Value, Class NAV, JHF II (Wellington)	1,125,637	25,371,849
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,880,070	29,664,721
Fixed income - 65.9%
Bond, Class NAV, JHSB (MIM US) (B)	26,864,234	434,126,017
Core Bond, Class NAV, JHF II (Wells Capital)	24,748,733	317,526,241
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,436,594	165,744,976
Floating Rate Income, Class NAV, JHF II (Bain Capital)	20,114,682	165,744,976
High Yield, Class NAV, JHBT (MIM US) (B)	44,442,270	152,436,986
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,195,739	120,981,735
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	21,709,379	241,842,487
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	6,549,947	66,678,463
Infrastructure, Class NAV, JHIT (Wellington)	2,941,321	42,031,474
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,662,109	48,392,694

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,062,133,163)		$2,201,930,640
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.2%
U.S. Government - 9.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$27,047,062	27,932,431
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	73,241,298	78,070,762
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	88,416,281	94,573,943
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	20,564,069	22,191,225

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $226,784,306)		$222,768,361
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	19

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	$1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,288,918,492) - 100.0%		$2,424,700,024
Other assets and liabilities, net - 0.0%		1,130,684
TOTAL NET ASSETS - 100.0%		$2,425,830,708
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 12-31-21.
20	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 12-31-21

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$38,868,878	$446,102,166	$841,431,115	$254,512,392	$222,769,384
Affiliated investments, at value	3,957,703,680	10,702,859,525	9,536,254,569	2,760,132,675	2,201,930,640
Total investments, at value	3,996,572,558	11,148,961,691	10,377,685,684	3,014,645,067	2,424,700,024
Cash	—	—	50	—	—
Dividends and interest receivable	207,161	8,231,350	14,203,317	5,836,870	6,392,154
Receivable for fund shares sold	1,023,991	1,977,824	3,627,873	2,364,102	2,280,535
Receivable for investments sold	27,930,176	70,523,456	64,067,228	12,209,643	9,365,697
Other assets	122,810	261,577	258,489	114,474	119,994
Total assets	4,025,856,696	11,229,955,898	10,459,842,641	3,035,170,156	2,442,858,404
Liabilities
Due to custodian	1,557	6,352	—	—	—
Payable for investments purchased	2,586,154	13,216,441	15,817,902	6,027,104	6,487,422
Payable for fund shares repurchased	26,300,352	66,615,558	64,199,694	13,009,028	10,319,820
Payable to affiliates
Investment management fees	9	31	32	12	12
Accounting and legal services fees	88,289	245,060	226,904	65,378	52,580
Transfer agent fees	69,223	228,952	234,815	89,966	89,594
Distribution and service fees	6,244	13,298	12,568	4,953	3,473
Other liabilities and accrued expenses	85,308	176,245	166,370	81,836	74,795
Total liabilities	29,137,136	80,501,937	80,658,285	19,278,277	17,027,696
Net assets	$3,996,719,560	$11,149,453,961	$10,379,184,356	$3,015,891,879	$2,425,830,708
Net assets consist of
Paid-in capital	$2,654,284,040	$8,000,264,270	$8,079,114,766	$2,575,888,900	$2,262,118,153
Total distributable earnings (loss)	1,342,435,520	3,149,189,691	2,300,069,590	440,002,979	163,712,555
Net assets	$3,996,719,560	$11,149,453,961	$10,379,184,356	$3,015,891,879	$2,425,830,708
Unaffiliated investments, at cost	$34,665,207	$424,058,491	$799,225,735	$247,964,601	$226,785,329
Affiliated investments, at cost	2,954,195,031	8,336,121,335	7,810,133,872	2,424,422,540	2,062,133,163
Total investments, at cost	2,988,860,238	8,760,179,826	8,609,359,607	2,672,387,141	2,288,918,492
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$671,281,445	$2,213,246,364	$2,281,461,293	$867,361,211	$865,751,425
Shares outstanding	39,505,421	134,656,229	146,500,876	61,736,936	65,068,970
Net asset value and redemption price per share	$16.99	$16.44	$15.57	$14.05	$13.31
Class C1
Net assets	$57,332,121	$186,946,008	$169,602,575	$71,725,127	$60,616,247
Shares outstanding	3,366,414	11,368,223	10,898,319	5,074,788	4,555,233
Net asset value, offering price and redemption price per share	$17.03	$16.44	$15.56	$14.13	$13.31
Class I
Net assets	$10,725,368	$41,267,173	$43,380,130	$14,958,373	$23,346,863
Shares outstanding	633,786	2,529,415	2,808,368	1,072,937	1,758,024
Net asset value, offering price and redemption price per share	$16.92	$16.31	$15.45	$13.94	$13.28
Class R2
Net assets	$14,613,050	$30,708,812	$25,979,196	$10,095,165	$8,300,396
Shares outstanding	868,580	1,887,420	1,680,845	721,072	624,904
Net asset value, offering price and redemption price per share	$16.82	$16.27	$15.46	$14.00	$13.28
Class R4
Net assets	$2,914,995	$5,233,309	$7,887,076	$3,033,022	$2,324,917
Shares outstanding	172,632	318,913	507,939	217,330	175,179
Net asset value, offering price and redemption price per share	$16.89	$16.41	$15.53	$13.96	$13.27
Class R5
Net assets	$2,627,106	$7,009,325	$17,174,015	$8,411,474	$3,174,781
Shares outstanding	155,106	425,886	1,103,608	602,948	239,100
Net asset value, offering price and redemption price per share	$16.94	$16.46	$15.56	$13.95	$13.28
Class R6
Net assets	$59,592,800	$135,112,188	$119,343,800	$28,384,432	$18,353,594
Shares outstanding	3,521,358	8,271,435	7,731,003	2,039,382	1,383,218
Net asset value, offering price and redemption price per share	$16.92	$16.33	$15.44	$13.92	$13.27
Class 1
Net assets	$3,177,632,675	$8,113,763,008	$7,529,077,844	$1,941,513,855	$1,443,962,485
Shares outstanding	188,197,549	496,708,042	487,844,219	139,179,332	108,799,894
Net asset value, offering price and redemption price per share	$16.88	$16.34	$15.43	$13.95	$13.27
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	21

STATEMENTS OF ASSETS AND LIABILITIES 12-31-21

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$416,167,774	$185,278,427	$70,409,220	—
Shares outstanding	—	25,526,470	11,997,590	5,057,552	—
Net asset value, offering price and redemption price per share	—	$16.30	$15.44	$13.92	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$17.79	$17.21	$16.30	$14.71	$13.94

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
22	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the year ended 12-31-21

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$43,827,520	$158,228,613	$186,973,673	$67,089,280	$60,768,152
Interest	545,127	12,215,777	22,896,929	8,429,052	9,601,605
Dividends from unaffiliated investments	—	3,050	14,443	28,889	15,762
Total investment income	44,372,647	170,447,440	209,885,045	75,547,221	70,385,519
Expenses
Investment management fees	8,215,131	23,135,622	22,665,063	6,431,262	5,684,610
Distribution and service fees	4,285,840	13,038,629	12,803,008	4,447,049	3,988,360
Accounting and legal services fees	514,751	1,441,738	1,337,215	387,380	310,851
Transfer agent fees	831,804	2,761,739	2,824,565	1,065,069	1,037,416
Trustees’ fees	68,877	195,016	183,251	53,448	42,869
Custodian fees	31,547	34,643	34,640	34,540	33,532
State registration fees	122,187	149,228	149,474	133,802	156,716
Printing and postage	36,507	59,001	57,026	38,892	39,009
Professional fees	127,620	289,157	271,073	111,005	98,401
Other	78,302	187,519	183,094	62,368	60,938
Total expenses	14,312,566	41,292,292	40,508,409	12,764,815	11,452,702
Less expense reductions	(5,661,827)	(13,985,009)	(11,667,109)	(2,782,580)	(2,194,593)
Net expenses	8,650,739	27,307,283	28,841,300	9,982,235	9,258,109
Net investment income	35,721,908	143,140,157	181,043,745	65,564,986	61,127,410
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,189,686	20,256,235	46,600,018	21,050,961	21,098,618
Affiliated investments	159,607,625	421,024,017	388,873,786	78,530,004	28,158,686
Capital gain distributions received from affiliated investments	440,402,580	1,044,174,800	757,570,146	144,061,884	60,454,042
	601,199,891	1,485,455,052	1,193,043,950	243,642,849	109,711,346
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	4,187,707	9,607,101	11,709,905	(9,821,064)	(23,175,551)
Affiliated investments	(21,543,712)	(126,056,016)	(238,234,476)	(69,247,381)	(63,915,860)
	(17,356,005)	(116,448,915)	(226,524,571)	(79,068,445)	(87,091,411)
Net realized and unrealized gain	583,843,886	1,369,006,137	966,519,379	164,574,404	22,619,935
Increase in net assets from operations	$619,565,794	$1,512,146,294	$1,147,563,124	$230,139,390	$83,747,345
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	23

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$35,721,908	$30,470,761	$143,140,157	$123,382,211	$181,043,745	$148,703,963
Net realized gain	601,199,891	219,043,695	1,485,455,052	595,523,261	1,193,043,950	509,750,214
Change in net unrealized appreciation (depreciation)	(17,356,005)	368,036,335	(116,448,915)	918,394,846	(226,524,571)	723,409,727
Increase in net assets resulting from operations	619,565,794	617,550,791	1,512,146,294	1,637,300,318	1,147,563,124	1,381,863,904
Distributions to shareholders
From earnings
Class A	(64,702,777)	(32,717,730)	(206,632,761)	(113,123,342)	(211,529,315)	(110,861,734)
Class B	—	—	—	—	—	(1,944)[1]
Class C	(5,168,936)	(3,189,432)	(16,332,268)	(12,602,299)	(14,684,938)	(11,604,224)
Class I	(1,086,293)	(448,712)	(4,046,840)	(2,094,976)	(4,222,507)	(2,123,231)
Class R1	—	—	—	—	—	(19,569)[1]
Class R2	(1,408,050)	(627,482)	(2,863,967)	(1,520,869)	(2,404,614)	(1,155,648)
Class R3	—	—	—	—	—	(42,904)[1]
Class R4	(290,114)	(226,503)	(494,938)	(323,461)	(741,486)	(431,209)
Class R5	(261,287)	(149,978)	(673,106)	(454,553)	(1,648,465)	(906,893)
Class R6	(5,964,748)	(3,029,935)	(13,118,125)	(7,801,107)	(11,523,850)	(7,517,224)
Class 1	(320,286,070)	(180,624,181)	(791,838,506)	(495,197,048)	(737,160,592)	(448,254,151)
Class 5	—	—	(40,550,453)	(22,510,588)	(17,992,698)	(9,760,567)
Total distributions	(399,168,275)	(221,013,953)	(1,076,550,964)	(655,628,243)	(1,001,908,465)	(592,679,298)
Portfolio share transactions
From portfolio share transactions	(76,862,439)	(244,344,067)	(335,908,907)	(777,015,824)	(271,296,818)	(838,943,480)
Total increase (decrease)	143,535,080	152,192,771	99,686,423	204,656,251	(125,642,159)	(49,758,874)
Net assets
Beginning of year	3,853,184,480	3,700,991,709	11,049,767,538	10,845,111,287	10,504,826,515	10,554,585,389
End of year	$3,996,719,560	$3,853,184,480	$11,149,453,961	$11,049,767,538	$10,379,184,356	$10,504,826,515

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
24	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Year ended 12-31-21	Year ended 12-31-20	Year ended 12-31-21	Year ended 12-31-20
Increase (decrease) in net assets
From operations
Net investment income	$65,564,986	$52,125,049	$61,127,410	$48,529,173
Net realized gain	243,642,849	117,074,362	109,711,346	62,705,889
Change in net unrealized appreciation (depreciation)	(79,068,445)	159,973,630	(87,091,411)	107,732,878
Increase in net assets resulting from operations	230,139,390	329,173,041	83,747,345	218,967,940
Distributions to shareholders
From earnings
Class A	(66,961,519)	(35,830,513)	(48,129,639)	(29,776,585)
Class B	—	(9,853)[1]	—	(32,791)[1]
Class C	(5,116,701)	(4,348,770)	(3,059,334)	(3,521,540)
Class I	(1,188,507)	(554,322)	(1,379,787)	(742,118)
Class R1	—	(22,460)[1]	—	(64,126)[1]
Class R2	(766,308)	(358,927)	(463,184)	(250,345)
Class R3	—	(30,889)[1]	—	(49,718)[1]
Class R4	(240,574)	(156,719)	(137,913)	(135,331)
Class R5	(684,494)	(421,145)	(187,011)	(146,306)
Class R6	(2,370,213)	(1,952,366)	(1,106,440)	(1,046,980)
Class 1	(159,818,494)	(104,269,552)	(88,420,244)	(71,703,124)
Class 5	(5,747,962)	(3,299,848)	—	—
Total distributions	(242,894,772)	(151,255,364)	(142,883,552)	(107,468,964)
Portfolio share transactions
From portfolio share transactions	(44,651,061)	(190,472,993)	(21,275,737)	8,264,408
Total increase (decrease)	(57,406,443)	(12,555,316)	(80,411,944)	119,763,384
Net assets
Beginning of year	3,073,298,322	3,085,853,638	2,506,242,652	2,386,479,268
End of year	$3,015,891,879	$3,073,298,322	$2,425,830,708	$2,506,242,652

[1]	Share class was redesignated during the year. Refer to Note 5 for further details.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	25

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
12-31-2019	13.10	0.15	3.12	3.27	(0.16)	(1.82)	(1.98)	14.39	24.92	0.64	0.49	1.03	521	29
12-31-2018	16.52	0.12	(1.82)	(1.70)	(0.12)	(1.60)	(1.72)	13.10	(10.19)	0.56	0.48	0.72	439	22
12-31-2017	14.72	0.13	3.23	3.36	(0.13)	(1.43)	(1.56)	16.52	22.79	0.55	0.48	0.79	499	23
Class C
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
12-31-2019	13.15	0.03	3.14	3.17	(0.06)	(1.82)	(1.88)	14.44	24.03	1.34	1.20	0.21	89	29
12-31-2018	16.57	(0.02)	(1.80)	(1.82)	—[7]	(1.60)	(1.60)	13.15	(10.87)	1.26	1.18	(0.14)	91	22
12-31-2017	14.76	—[7]	3.25	3.25	(0.01)	(1.43)	(1.44)	16.57	22.03	1.25	1.18	(0.03)	148	23
Class I
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
12-31-2019	13.04	0.20	3.11	3.31	(0.20)	(1.82)	(2.02)	14.33	25.38	0.34	0.19	1.35	11	29
12-31-2018	16.47	0.15	(1.81)	(1.66)	(0.17)	(1.60)	(1.77)	13.04	(9.98)	0.28	0.18	0.91	10	22
12-31-2017	14.67	0.22	3.19	3.41	(0.18)	(1.43)	(1.61)	16.47	23.20	0.24	0.17	1.33	10	23
Class R2
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
12-31-2019	13.00	0.13	3.11	3.24	(0.15)	(1.82)	(1.97)	14.27	24.76	0.72	0.59	0.88	5	29
12-31-2018	16.42	0.08	(1.79)	(1.71)	(0.11)	(1.60)	(1.71)	13.00	(10.28)	0.68	0.59	0.49	4	22
12-31-2017	14.64	0.07	3.25	3.32	(0.11)	(1.43)	(1.54)	16.42	22.67	0.64	0.57	0.41	6	23
Class R4
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
12-31-2019	13.03	0.17	3.11	3.28	(0.18)	(1.82)	(2.00)	14.31	25.16	0.58	0.34	1.14	5	29
12-31-2018	16.45	0.11	(1.78)	(1.67)	(0.15)	(1.60)	(1.75)	13.03	(10.08)	0.52	0.33	0.69	4	22
12-31-2017	14.66	0.16	3.21	3.37	(0.15)	(1.43)	(1.58)	16.45	22.98	0.50	0.33	1.00	8	23
Class R5
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
12-31-2019	13.05	0.17	3.15	3.32	(0.22)	(1.82)	(2.04)	14.33	25.36	0.27	0.13	1.17	3	29
12-31-2018	16.48	0.11	(1.76)	(1.65)	(0.18)	(1.60)	(1.78)	13.05	(9.91)	0.22	0.13	0.66	3	22
12-31-2017	14.68	0.17	3.24	3.41	(0.18)	(1.43)	(1.61)	16.48	23.25	0.20	0.13	1.04	7	23
Class R6
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
12-31-2019	13.04	0.24	3.08	3.32	(0.22)	(1.82)	(2.04)	14.32	25.41	0.23	0.10	1.60	50	29
12-31-2018	16.47	0.22	(1.86)	(1.64)	(0.19)	(1.60)	(1.79)	13.04	(9.87)	0.17	0.08	1.31	33	22
12-31-2017	14.67	0.25	3.17	3.42	(0.19)	(1.43)	(1.62)	16.47	23.32	0.15	0.08	1.51	29	23
Class 1
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11
12-31-2019	13.02	0.20	3.11	3.31	(0.21)	(1.82)	(2.03)	14.30	25.41	0.27	0.13	1.31	3,001	29
12-31-2018	16.45	0.17	(1.82)	(1.65)	(0.18)	(1.60)	(1.78)	13.02	(9.92)	0.20	0.12	1.03	2,815	22
12-31-2017	14.65	0.18	3.24	3.42	(0.19)	(1.43)	(1.62)	16.45	23.31	0.19	0.12	1.08	3,548	23

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Less than $0.005 per share.
26	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
12-31-2019	13.23	0.21	2.69	2.90	(0.21)	(1.52)	(1.73)	14.40	21.89	0.62	0.51	1.39	1,714	29
12-31-2018	16.16	0.20	(1.62)	(1.42)	(0.20)	(1.31)	(1.51)	13.23	(8.70)	0.55	0.48	1.22	1,502	20
12-31-2017	14.77	0.19	2.59	2.78	(0.20)	(1.19)	(1.39)	16.16	18.84	0.54	0.48	1.17	1,719	24
Class C
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[6]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
12-31-2019	13.27	0.08	2.71	2.79	(0.11)	(1.52)	(1.63)	14.43	21.05	1.32	1.21	0.57	384	29
12-31-2018	16.18	0.06	(1.57)	(1.51)	(0.09)	(1.31)	(1.40)	13.27	(9.34)	1.25	1.18	0.38	414	20
12-31-2017	14.80	0.06	2.60	2.66	(0.09)	(1.19)	(1.28)	16.18	17.97	1.24	1.18	0.40	629	24
Class I
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
12-31-2019	13.15	0.25	2.67	2.92	(0.25)	(1.52)	(1.77)	14.30	22.21	0.33	0.21	1.66	33	29
12-31-2018	16.07	0.24	(1.60)	(1.36)	(0.25)	(1.31)	(1.56)	13.15	(8.37)	0.26	0.18	1.47	32	20
12-31-2017	14.69	0.29	2.53	2.82	(0.25)	(1.19)	(1.44)	16.07	19.20	0.23	0.17	1.78	38	24
Class R2
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
12-31-2019	13.13	0.19	2.67	2.86	(0.20)	(1.52)	(1.72)	14.27	21.72	0.71	0.60	1.28	11	29
12-31-2018	16.05	0.17	(1.59)	(1.42)	(0.19)	(1.31)	(1.50)	13.13	(8.78)	0.64	0.57	1.06	11	20
12-31-2017	14.68	0.14	2.61	2.75	(0.19)	(1.19)	(1.38)	16.05	18.71	0.64	0.58	0.86	13	24
Class R4
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
12-31-2019	13.21	0.24	2.67	2.91	(0.23)	(1.52)	(1.75)	14.37	22.03	0.56	0.35	1.60	6	29
12-31-2018	16.14	0.16	(1.55)	(1.39)	(0.23)	(1.31)	(1.54)	13.21	(8.56)	0.50	0.33	1.00	5	20
12-31-2017	14.75	0.19	2.62	2.81	(0.23)	(1.19)	(1.42)	16.14	19.03	0.48	0.32	1.19	11	24
Class R5
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
12-31-2019	13.23	0.25	2.70	2.95	(0.26)	(1.52)	(1.78)	14.40	22.28	0.27	0.16	1.65	8	29
12-31-2018	16.16	0.18	(1.54)	(1.36)	(0.26)	(1.31)	(1.57)	13.23	(8.35)	0.21	0.14	1.12	8	20
12-31-2017	14.77	0.24	2.60	2.84	(0.26)	(1.19)	(1.45)	16.16	19.22	0.18	0.13	1.46	22	24
Class R6
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
12-31-2019	13.15	0.28	2.67	2.95	(0.27)	(1.52)	(1.79)	14.31	22.39	0.22	0.11	1.92	127	29
12-31-2018	16.08	0.28	(1.63)	(1.35)	(0.27)	(1.31)	(1.58)	13.15	(8.34)	0.15	0.08	1.75	88	20
12-31-2017	14.70	0.33	2.51	2.84	(0.27)	(1.19)	(1.46)	16.08	19.30	0.14	0.08	2.00	78	24
Class 1
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
12-31-2019	13.16	0.25	2.68	2.93	(0.26)	(1.52)	(1.78)	14.31	22.26	0.25	0.15	1.69	8,188	29
12-31-2018	16.08	0.25	(1.60)	(1.35)	(0.26)	(1.31)	(1.57)	13.16	(8.31)	0.19	0.12	1.53	7,935	20
12-31-2017	14.70	0.24	2.59	2.83	(0.26)	(1.19)	(1.45)	16.08	19.26	0.17	0.12	1.50	9,997	24
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	27

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13
12-31-2019	13.13	0.27	2.67	2.94	(0.27)	(1.52)	(1.79)	14.28	22.36	0.20	0.10	1.81	335	29
12-31-2018	16.06	0.26	(1.61)	(1.35)	(0.27)	(1.31)	(1.58)	13.13	(8.34)	0.14	0.07	1.63	284	20
12-31-2017	14.68	0.26	2.58	2.84	(0.27)	(1.19)	(1.46)	16.06	19.34	0.12	0.07	1.63	314	24

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Less than $0.005 per share.
28	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
12-31-2019	13.06	0.25	2.17	2.42	(0.25)	(1.03)	(1.28)	14.20	18.57	0.62	0.52	1.73	1,805	33
12-31-2018	15.29	0.26	(1.30)	(1.04)	(0.27)	(0.92)	(1.19)	13.06	(6.79)	0.56	0.49	1.74	1,604	18
12-31-2017	14.32	0.24	1.88	2.12	(0.25)	(0.90)	(1.15)	15.29	14.79	0.54	0.48	1.57	1,841	27
Class C
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
12-31-2019	13.06	0.13	2.19	2.32	(0.15)	(1.03)	(1.18)	14.20	17.76	1.32	1.23	0.90	417	33
12-31-2018	15.30	0.14	(1.29)	(1.15)	(0.17)	(0.92)	(1.09)	13.06	(7.48)	1.26	1.19	0.92	479	18
12-31-2017	14.33	0.13	1.88	2.01	(0.14)	(0.90)	(1.04)	15.30	13.99	1.24	1.19	0.81	718	27
Class I
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
12-31-2019	12.97	0.28	2.18	2.46	(0.30)	(1.03)	(1.33)	14.10	18.97	0.33	0.22	1.97	41	33
12-31-2018	15.20	0.31	(1.30)	(0.99)	(0.32)	(0.92)	(1.24)	12.97	(6.55)	0.27	0.19	2.05	40	18
12-31-2017	14.24	0.35	1.80	2.15	(0.29)	(0.90)	(1.19)	15.20	15.15	0.23	0.18	2.25	45	27
Class R2
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
12-31-2019	12.98	0.22	2.18	2.40	(0.24)	(1.03)	(1.27)	14.11	18.42	0.72	0.62	1.52	10	33
12-31-2018	15.20	0.25	(1.29)	(1.04)	(0.26)	(0.92)	(1.18)	12.98	(6.85)	0.66	0.59	1.62	12	18
12-31-2017	14.25	0.22	1.86	2.08	(0.23)	(0.90)	(1.13)	15.20	14.61	0.64	0.58	1.45	14	27
Class R4
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
12-31-2019	13.03	0.26	2.18	2.44	(0.27)	(1.03)	(1.30)	14.17	18.79	0.57	0.37	1.82	8	33
12-31-2018	15.26	0.27	(1.29)	(1.02)	(0.29)	(0.92)	(1.21)	13.03	(6.66)	0.51	0.35	1.79	7	18
12-31-2017	14.29	0.23	1.91	2.14	(0.27)	(0.90)	(1.17)	15.26	14.99	0.48	0.33	1.49	13	27
Class R5
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
12-31-2019	13.05	0.30	2.17	2.47	(0.30)	(1.03)	(1.33)	14.19	18.99	0.26	0.17	2.07	14	33
12-31-2018	15.28	0.30	(1.29)	(0.99)	(0.32)	(0.92)	(1.24)	13.05	(6.47)	0.21	0.14	1.98	13	18
12-31-2017	14.31	0.30	1.87	2.17	(0.30)	(0.90)	(1.20)	15.28	15.19	0.19	0.14	1.95	19	27
Class R6
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
12-31-2019	12.97	0.32	2.15	2.47	(0.31)	(1.03)	(1.34)	14.10	19.09	0.22	0.13	2.24	130	33
12-31-2018	15.20	0.35	(1.33)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.45)	0.16	0.09	2.29	84	18
12-31-2017	14.24	0.35	1.82	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.14	0.08	2.29	73	27
Class 1
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
12-31-2019	12.96	0.29	2.17	2.46	(0.30)	(1.03)	(1.33)	14.09	19.06	0.26	0.16	2.03	7,928	33
12-31-2018	15.19	0.31	(1.29)	(0.98)	(0.33)	(0.92)	(1.25)	12.96	(6.50)	0.20	0.13	2.07	7,931	18
12-31-2017	14.24	0.29	1.86	2.15	(0.30)	(0.90)	(1.20)	15.19	15.14	0.17	0.12	1.90	9,797	27
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	29

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15
12-31-2019	12.97	0.30	2.17	2.47	(0.31)	(1.03)	(1.34)	14.10	19.10	0.21	0.11	2.12	160	33
12-31-2018	15.20	0.32	(1.30)	(0.98)	(0.33)	(0.92)	(1.25)	12.97	(6.44)	0.15	0.08	2.14	143	18
12-31-2017	14.24	0.31	1.86	2.17	(0.31)	(0.90)	(1.21)	15.20	15.27	0.12	0.07	2.00	165	27

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
30	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
12-31-2019	12.27	0.28	1.57	1.85	(0.25)	(0.58)	(0.83)	13.29	15.12	0.63	0.55	2.07	661	37
12-31-2018	13.83	0.30	(1.01)	(0.71)	(0.31)	(0.54)	(0.85)	12.27	(5.19)	0.56	0.50	2.19	601	14
12-31-2017	13.30	0.27	1.14	1.41	(0.27)	(0.61)	(0.88)	13.83	10.64	0.55	0.49	1.90	693	28
Class C
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
12-31-2019	12.27	0.17	1.58	1.75	(0.08)	(0.58)	(0.66)	13.36	14.31	1.33	1.26	1.26	176	37
12-31-2018	13.83	0.19	(1.00)	(0.81)	(0.21)	(0.54)	(0.75)	12.27	(5.86)	1.26	1.20	1.36	202	14
12-31-2017	13.30	0.16	1.15	1.31	(0.17)	(0.61)	(0.78)	13.83	9.87	1.25	1.20	1.12	299	28
Class I
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
12-31-2019	12.22	0.30	1.58	1.88	(0.32)	(0.58)	(0.90)	13.20	15.54	0.33	0.25	2.30	13	37
12-31-2018	13.78	0.37	(1.04)	(0.67)	(0.35)	(0.54)	(0.89)	12.22	(5.00)	0.28	0.20	2.70	15	14
12-31-2017	13.25	0.35	1.10	1.45	(0.31)	(0.61)	(0.92)	13.78	11.01	0.24	0.19	2.54	14	28
Class R2
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
12-31-2019	12.22	0.26	1.57	1.83	(0.23)	(0.58)	(0.81)	13.24	15.10	0.71	0.64	1.93	2	37
12-31-2018	13.78	0.26	(0.99)	(0.73)	(0.29)	(0.54)	(0.83)	12.22	(5.39)	0.67	0.61	1.91	3	14
12-31-2017	13.25	0.22	1.18	1.40	(0.26)	(0.61)	(0.87)	13.78	10.57	0.64	0.59	1.60	4	28
Class R4
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
12-31-2019	12.21	0.29	1.58	1.87	(0.29)	(0.58)	(0.87)	13.21	15.33	0.58	0.40	2.20	3	37
12-31-2018	13.78	0.29	(0.99)	(0.70)	(0.33)	(0.54)	(0.87)	12.21	(5.14)	0.52	0.36	2.11	3	14
12-31-2017	13.24	0.25	1.19	1.44	(0.29)	(0.61)	(0.90)	13.78	10.93	0.49	0.34	1.78	5	28
Class R5
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.53	0.28	0.20	2.37	6	37
12-31-2018	13.79	0.32	(0.99)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.87)	0.21	0.15	2.37	6	14
12-31-2017	13.26	0.32	1.14	1.46	(0.32)	(0.61)	(0.93)	13.79	11.05	0.19	0.14	2.26	10	28
Class R6
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
12-31-2019	12.21	0.33	1.56	1.89	(0.34)	(0.58)	(0.92)	13.18	15.65	0.23	0.15	2.47	34	37
12-31-2018	13.77	0.36	(1.02)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.91)	0.17	0.10	2.64	24	14
12-31-2017	13.24	0.31	1.16	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.15	0.09	2.20	25	28
Class 1
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
12-31-2019	12.23	0.31	1.58	1.89	(0.33)	(0.58)	(0.91)	13.21	15.65	0.26	0.19	2.37	2,113	37
12-31-2018	13.79	0.34	(1.01)	(0.67)	(0.35)	(0.54)	(0.89)	12.23	(4.94)	0.20	0.14	2.51	2,162	14
12-31-2017	13.26	0.31	1.15	1.46	(0.32)	(0.61)	(0.93)	13.79	11.07	0.18	0.13	2.23	2,657	28
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	31

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15
12-31-2019	12.21	0.33	1.57	1.90	(0.35)	(0.58)	(0.93)	13.18	15.59	0.21	0.14	2.47	60	37
12-31-2018	13.77	0.35	(1.01)	(0.66)	(0.36)	(0.54)	(0.90)	12.21	(4.82)	0.15	0.09	2.60	53	14
12-31-2017	13.24	0.33	1.14	1.47	(0.33)	(0.61)	(0.94)	13.77	11.14	0.13	0.08	2.33	62	28

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
32	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
12-31-2019	12.10	0.30	1.09	1.39	(0.23)	(0.24)	(0.47)	13.02	11.57	0.65	0.58	2.31	585	47
12-31-2018	13.06	0.31	(0.79)	(0.48)	(0.32)	(0.16)	(0.48)	12.10	(3.67)	0.57	0.51	2.44	526	11
12-31-2017	12.60	0.27	0.62	0.89	(0.27)	(0.16)	(0.43)	13.06	7.11	0.55	0.50	2.05	611	26
Class C
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
12-31-2019	12.10	0.19	1.12	1.31	(0.14)	(0.24)	(0.38)	13.03	10.80	1.35	1.28	1.51	156	47
12-31-2018	13.06	0.21	(0.78)	(0.57)	(0.23)	(0.16)	(0.39)	12.10	(4.35)	1.27	1.21	1.64	180	11
12-31-2017	12.61	0.17	0.62	0.79	(0.18)	(0.16)	(0.34)	13.06	6.27	1.25	1.21	1.28	261	26
Class I
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
12-31-2019	12.08	0.33	1.10	1.43	(0.27)	(0.24)	(0.51)	13.00	11.92	0.36	0.28	2.56	14	47
12-31-2018	13.04	0.37	(0.81)	(0.44)	(0.36)	(0.16)	(0.52)	12.08	(3.39)	0.28	0.21	2.89	15	11
12-31-2017	12.58	0.32	0.61	0.93	(0.31)	(0.16)	(0.47)	13.04	7.44	0.24	0.20	2.42	15	26
Class R2
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
12-31-2019	12.08	0.28	1.11	1.39	(0.22)	(0.24)	(0.46)	13.01	11.49	0.75	0.67	2.17	3	47
12-31-2018	13.04	0.30	(0.79)	(0.49)	(0.31)	(0.16)	(0.47)	12.08	(3.77)	0.68	0.63	2.37	3	11
12-31-2017	12.59	0.23	0.64	0.87	(0.26)	(0.16)	(0.42)	13.04	6.91	0.63	0.58	1.73	2	26
Class R4
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
12-31-2019	12.07	0.33	1.08	1.41	(0.25)	(0.24)	(0.49)	12.99	11.76	0.60	0.43	2.48	3	47
12-31-2018	13.03	0.32	(0.78)	(0.46)	(0.34)	(0.16)	(0.50)	12.07	(3.54)	0.52	0.36	2.46	2	11
12-31-2017	12.58	0.27	0.63	0.90	(0.29)	(0.16)	(0.45)	13.03	7.20	0.49	0.35	2.09	4	26
Class R5
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
12-31-2019	12.08	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	13.00	11.97	0.30	0.23	2.63	4	47
12-31-2018	13.04	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.08	(3.34)	0.22	0.16	2.80	4	11
12-31-2017	12.58	0.30	0.64	0.94	(0.32)	(0.16)	(0.48)	13.04	7.49	0.20	0.16	2.33	5	26
Class R6
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
12-31-2019	12.07	0.35	1.10	1.45	(0.29)	(0.24)	(0.53)	12.99	12.04	0.25	0.18	2.74	26	47
12-31-2018	13.03	0.40	(0.83)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.30)	0.17	0.11	3.13	21	11
12-31-2017	12.57	0.33	0.62	0.95	(0.33)	(0.16)	(0.49)	13.03	7.56	0.15	0.10	2.53	16	26
Class 1
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20
12-31-2019	12.07	0.34	1.10	1.44	(0.28)	(0.24)	(0.52)	12.99	11.99	0.29	0.22	2.63	1,583	47
12-31-2018	13.03	0.36	(0.79)	(0.43)	(0.37)	(0.16)	(0.53)	12.07	(3.33)	0.21	0.15	2.78	1,573	11
12-31-2017	12.58	0.31	0.62	0.93	(0.32)	(0.16)	(0.48)	13.03	7.43	0.18	0.14	2.37	1,931	26

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	33

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio). The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements. These are available on the Securities and Exchange Commission (SEC) website at sec.gov. John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
34	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of December 31, 2021, by major security category or type:
	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,957,703,680	$3,957,703,680	—	—
Common stocks	152,005	—	—	$152,005
U.S. Government and Agency obligations	38,715,850	—	$38,715,850	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,996,572,558	$3,957,704,703	$38,715,850	$152,005

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,702,859,525	$10,702,859,525	—	—
Common stocks	345,335	—	—	$345,335
U.S. Government and Agency obligations	445,755,808	—	$445,755,808	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$11,148,961,691	$10,702,860,548	$445,755,808	$345,335

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,536,254,569	$9,536,254,569	—	—
Common stocks	213,986	—	—	$213,986
U.S. Government and Agency obligations	841,216,106	—	$841,216,106	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$10,377,685,684	$9,536,255,592	$841,216,106	$213,986

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,760,132,675	$2,760,132,675	—	—
Common stocks	35,891	—	—	$35,891
U.S. Government and Agency obligations	254,475,478	—	$254,475,478	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,014,645,067	$2,760,133,698	$254,475,478	$35,891

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	35

	Total value at 12-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Conservative Portfolio (continued)
Affiliated investment companies	$2,201,930,640	$2,201,930,640	—	—
U.S. Government and Agency obligations	222,768,361	—	$222,768,361	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$2,424,700,024	$2,201,931,663	$222,768,361	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. Prior to June 24, 2021, a portfolio could borrow up to an aggregate commitment amount of $850 million. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations. For the year ended December 31, 2021, the portfolios had no borrowings under the line of credit.
Commitment fees for the year ended December 31, 2021 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$19,382
Multimanager Lifestyle Growth Portfolio	46,419
Multimanager Lifestyle Balanced Portfolio	43,777
Multimanager Lifestyle Moderate Portfolio	15,987
Multimanager Lifestyle Conservative Portfolio	13,770
36	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2021, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on December 31, 2021, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$3,030,048,562	$976,853,570	$(10,329,574)	$966,523,996
Multimanager Lifestyle Growth Portfolio	8,901,263,736	2,280,609,281	(32,911,326)	2,247,697,955
Multimanager Lifestyle Balanced Portfolio	8,734,389,055	1,684,360,011	(41,063,382)	1,643,296,629
Multimanager Lifestyle Moderate Portfolio	2,699,879,538	325,895,092	(11,129,563)	314,765,529
Multimanager Lifestyle Conservative Portfolio	2,310,035,183	123,104,566	(8,439,725)	114,664,841
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
The tax character of distributions for the year ended December 31, 2021 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$133,690,999	$265,477,276	$399,168,275
Multimanager Lifestyle Growth Portfolio	381,891,494	694,659,470	1,076,550,964
Multimanager Lifestyle Balanced Portfolio	375,654,306	626,254,159	1,001,908,465
Multimanager Lifestyle Moderate Portfolio	102,030,347	140,864,425	242,894,772
Multimanager Lifestyle Conservative Portfolio	76,422,647	66,460,905	142,883,552
The tax character of distributions for the year ended December 31, 2020 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Multimanager Lifestyle Aggressive Portfolio	$71,894,814	$149,119,139	$221,013,953
Multimanager Lifestyle Growth Portfolio	253,110,857	402,517,386	655,628,243
Multimanager Lifestyle Balanced Portfolio	276,188,743	316,490,555	592,679,298
Multimanager Lifestyle Moderate Portfolio	93,313,951	57,941,413	151,255,364
Multimanager Lifestyle Conservative Portfolio	97,756,283	9,712,681	107,468,964
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Ordinary Income	Undistributed Long Term Capital Gains
Multimanager Lifestyle Aggressive Portfolio	$2,512,684	$373,398,840
Multimanager Lifestyle Growth Portfolio	7,364,880	894,126,856
Multimanager Lifestyle Balanced Portfolio	10,345,064	646,427,897
Multimanager Lifestyle Moderate Portfolio	1,650,735	123,586,715
Multimanager Lifestyle Conservative Portfolio	—	49,047,714
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	37

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
JHF II or JHF III fund assets	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceed 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2022, unless renewed by mutual agreement of a portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the year ended December 31, 2021, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$935,422	$84,991	$14,189	$18,528	$3,949	$3,420	$78,151	$4,520,325	—	$5,658,975
Multimanager Lifestyle Growth Portfolio	2,715,665	263,878	49,959	35,130	6,155	8,226	160,888	10,244,661	$495,400	13,979,962
Multimanager Lifestyle Balanced Portfolio	2,510,871	219,910	46,199	26,929	8,425	18,747	120,863	8,510,270	197,157	11,659,371
Multimanager Lifestyle Moderate Portfolio	773,640	76,156	12,046	8,334	2,686	7,597	28,932	1,809,107	61,065	2,779,563
Multimanager Lifestyle Conservative Portfolio	741,300	61,169	19,151	7,501	2,262	2,574	16,009	1,342,023	—	2,191,989
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
38	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2021, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.06%
Multimanager Lifestyle Growth Portfolio	0.08%
Multimanager Lifestyle Balanced Portfolio	0.10%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.12%
Multimanager Lifestyle Conservative Portfolio	0.14%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended December 31, 2021, amounted to an annual rate of 0.01% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2022, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the year ended December 31, 2021:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$2,852
Multimanager Lifestyle Growth Portfolio	5,047
Multimanager Lifestyle Balanced Portfolio	7,738
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$3,017
Multimanager Lifestyle Conservative Portfolio	2,604

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended December 31, 2021:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$265,765	$887,046	$727,920	$379,983	$385,022
Retained for printing prospectus, advertising and sales literature	28,635	99,310	79,648	33,527	40,682
Sales commission to unrelated broker-dealers	237,130	787,736	648,272	346,456	344,340
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended December 31, 2021, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$4,975	$4,285
Multimanager Lifestyle Growth Portfolio	25,716	15,357
Multimanager Lifestyle Balanced Portfolio	28,823	9,628
Multimanager Lifestyle Moderate Portfolio	14,076	6,391
Multimanager Lifestyle Conservative Portfolio	60,031	1,903
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	39

who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended December 31, 2021 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$1,968,737	$744,171
	Class C	613,493	69,507
	Class I	—	11,229
	Class R2	64,639	1,228
	Class R4	9,987	263
	Class R5	1,212	228
	Class R6	—	5,178
	Class 1	1,627,772	—
	Total	$4,285,840	$831,804
Multimanager Lifestyle Growth Portfolio	Class A	$6,493,585	$2,454,077
	Class C	2,177,365	246,640
	Class I	—	45,080
	Class R2	140,143	2,661
	Class R4	17,516	467
	Class R5	3,375	622
	Class R6	—	12,192
	Class 1	4,206,645	—
	Total	$13,038,629	$2,761,739
Multimanager Lifestyle Balanced Portfolio	Class A	$6,703,613	$2,533,025
	Class C	2,033,430	230,206
	Class I	—	46,533
	Class R2	118,057	2,282
	Class R4	27,081	719
	Class R5	8,481	1,599
	Class R6	—	10,201
	Class 1	3,912,346	—
	Total	$12,803,008	$2,824,565
Multimanager Lifestyle Moderate Portfolio	Class A	$2,509,390	$947,991
	Class C	860,479	97,381
	Class I	—	14,725
	Class R2	45,182	864
	Class R4	10,549	280
	Class R5	4,191	792
	Class R6	—	3,036
	Class 1	1,017,258	—
	Total	$4,447,049	$1,065,069
Multimanager Lifestyle Conservative Portfolio	Class A	$2,463,867	$930,723
	Class C	703,621	79,626
	Class I	—	24,043
	Class R2	38,394	801
	Class R4	9,125	242
	Class R5	1,481	273
	Class R6	—	1,708
	Class 1	771,872	—
	Total	$3,988,360	$1,037,416
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
40	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended December 31, 2021 and 2020 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,947,945	$70,351,101	6,086,715	$85,704,177
Distributions reinvested	3,776,820	64,243,198	2,024,949	32,479,983
Repurchased	(5,263,600)	(93,926,019)	(7,267,080)	(100,404,825)
Net increase	2,461,165	$40,668,280	844,584	$17,779,335
Class B shares
Sold	—	—	2,473	$26,621
Repurchased	—	—	(241,424)	(3,373,144)
Net decrease	—	—	(238,951)	$(3,346,523)
Class C shares
Sold	390,579	$6,973,832	537,503	$7,230,838
Distributions reinvested	302,361	5,155,251	197,540	3,176,435
Repurchased	(1,311,577)	(23,287,703)	(2,894,100)	(42,118,060)
Net decrease	(618,637)	$(11,158,620)	(2,159,057)	$(31,710,787)
Class I shares
Sold	428,512	$7,734,164	272,837	$3,861,658
Distributions reinvested	56,401	955,433	24,976	399,117
Repurchased	(329,764)	(5,986,087)	(602,711)	(8,226,902)
Net increase (decrease)	155,149	$2,703,510	(304,898)	$(3,966,127)
Class R1 shares
Sold	—	—	39,411	$533,386
Repurchased	—	—	(366,818)	(5,479,027)
Net decrease	—	—	(327,407)	$(4,945,641)
Class R2 shares
Sold	192,221	$3,427,944	560,266	$8,472,180
Distributions reinvested	77,638	1,307,416	35,455	563,739
Repurchased	(123,808)	(2,199,263)	(222,982)	(3,241,296)
Net increase	146,051	$2,536,097	372,739	$5,794,623
Class R3 shares
Sold	—	—	110,013	$1,490,697
Repurchased	—	—	(696,983)	(8,697,718)
Net decrease	—	—	(586,970)	$(7,207,021)
Class R4 shares
Sold	21,528	$379,061	109,807	$1,545,287
Distributions reinvested	17,167	290,114	14,201	226,503
Repurchased	(22,197)	(393,084)	(304,257)	(4,474,787)
Net increase (decrease)	16,498	$276,091	(180,249)	$(2,702,997)
Class R5 shares
Sold	24,461	$447,525	93,372	$1,249,256
Distributions reinvested	15,415	261,287	9,378	149,960
Repurchased	(46,500)	(799,950)	(117,354)	(1,536,515)
Net decrease	(6,624)	$(91,138)	(14,604)	$(137,299)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	41

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,119,457	$19,992,916	1,105,352	$15,585,767
Distributions reinvested	343,025	5,810,839	184,821	2,953,440
Repurchased	(1,201,842)	(20,951,538)	(1,538,381)	(23,034,395)
Net increase (decrease)	260,640	$4,852,217	(248,208)	$(4,495,188)
Class 1 shares
Sold	1,465,686	$26,276,932	1,992,399	$25,313,596
Distributions reinvested	18,951,839	320,286,070	11,331,504	180,624,181
Repurchased	(25,997,280)	(463,211,878)	(29,428,069)	(415,344,219)
Net decrease	(5,579,755)	$(116,648,876)	(16,104,166)	$(209,406,442)
Total net decrease	(3,165,513)	$(76,862,439)	(18,947,187)	$(244,344,067)

Multimanager Lifestyle Growth Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,694,823	$237,184,360	20,358,969	$295,912,809
Distributions reinvested	12,424,385	204,256,277	7,066,372	111,719,426
Repurchased	(16,679,890)	(289,580,408)	(21,235,684)	(299,054,108)
Net increase	9,439,318	$151,860,229	6,189,657	$108,578,127
Class B shares
Sold	—	—	4,630	$61,457
Repurchased	—	—	(966,647)	(13,549,599)
Net decrease	—	—	(962,017)	$(13,488,142)
Class C shares
Sold	1,028,838	$17,762,572	1,312,187	$18,278,392
Distributions reinvested	990,396	16,291,925	795,003	12,576,118
Repurchased	(6,058,779)	(104,489,617)	(13,295,611)	(194,693,844)
Net decrease	(4,039,545)	$(70,435,120)	(11,188,421)	$(163,839,334)
Class I shares
Sold	1,144,187	$19,866,733	1,242,338	$17,646,647
Distributions reinvested	233,090	3,804,022	125,089	1,963,899
Repurchased	(1,062,520)	(18,426,902)	(1,438,527)	(20,109,083)
Net increase (decrease)	314,757	$5,243,853	(71,100)	$(498,537)
Class R1 shares
Sold	—	—	51,066	$720,942
Repurchased	—	—	(976,934)	(14,548,178)
Net decrease	—	—	(925,868)	$(13,827,236)
Class R2 shares
Sold	283,892	$4,918,580	1,169,880	$17,597,129
Distributions reinvested	162,637	2,647,734	89,270	1,398,866
Repurchased	(262,356)	(4,454,393)	(353,908)	(4,993,345)
Net increase	184,173	$3,111,921	905,242	$14,002,650
Class R3 shares
Sold	—	—	76,339	$1,005,047
Repurchased	—	—	(907,250)	(12,291,606)
Net decrease	—	—	(830,911)	$(11,286,559)
42	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Growth Portfolio , Cont’d	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	41,332	$729,694	31,752	$445,481
Distributions reinvested	30,142	494,938	20,498	323,461
Repurchased	(45,763)	(810,561)	(164,890)	(2,514,990)
Net increase (decrease)	25,711	$414,071	(112,640)	$(1,746,048)
Class R5 shares
Sold	43,307	$746,560	73,255	$1,079,425
Distributions reinvested	40,893	673,106	28,713	454,533
Repurchased	(134,586)	(2,217,611)	(202,220)	(3,010,093)
Net decrease	(50,386)	$(797,945)	(100,252)	$(1,476,135)
Class R6 shares
Sold	1,937,607	$33,342,345	3,154,048	$44,348,877
Distributions reinvested	749,646	12,249,215	451,327	7,094,853
Repurchased	(2,631,338)	(44,618,664)	(4,297,731)	(62,987,243)
Net increase (decrease)	55,915	$972,896	(692,356)	$(11,543,513)
Class 1 shares
Sold	1,257,038	$21,682,937	1,376,173	$19,126,698
Distributions reinvested	48,460,129	791,838,506	31,501,085	495,197,048
Repurchased	(73,569,726)	(1,269,931,314)	(84,565,466)	(1,200,817,960)
Net decrease	(23,852,559)	$(456,409,871)	(51,688,208)	$(686,494,214)
Class 5 shares
Sold	750,012	$12,968,948	531,380	$7,337,172
Distributions reinvested	2,486,233	40,550,453	1,434,709	22,510,588
Repurchased	(1,344,604)	(23,388,342)	(1,759,595)	(25,244,643)
Net increase	1,891,641	$30,131,059	206,494	$4,603,117
Total net decrease	(16,030,975)	$(335,908,907)	(59,270,380)	$(777,015,824)

Multimanager Lifestyle Balanced Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	17,393,567	$285,892,058	24,299,951	$349,843,636
Distributions reinvested	13,424,407	209,694,558	7,231,570	109,771,249
Repurchased	(19,366,911)	(318,870,122)	(23,591,061)	(330,237,925)
Net increase	11,451,063	$176,716,494	7,940,460	$129,376,960
Class B shares
Sold	—	—	6,737	$92,800
Distributions reinvested	—	—	133	1,892
Repurchased	—	—	(1,046,587)	(14,559,808)
Net decrease	—	—	(1,039,717)	$(14,465,116)
Class C shares
Sold	720,710	$11,848,726	982,496	$13,650,873
Distributions reinvested	941,452	14,657,422	755,164	11,590,741
Repurchased	(6,585,451)	(107,882,108)	(15,291,770)	(220,829,022)
Net decrease	(4,923,289)	$(81,375,960)	(13,554,110)	$(195,587,408)
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	43

Multimanager Lifestyle Balanced Portfolio , Cont’d	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,052,354	$17,224,808	968,377	$13,616,537
Distributions reinvested	255,678	3,964,550	131,630	1,972,681
Repurchased	(908,185)	(14,802,293)	(1,596,542)	(22,115,621)
Net increase (decrease)	399,847	$6,387,065	(496,535)	$(6,526,403)
Class R1 shares
Sold	—	—	30,893	$423,672
Distributions reinvested	—	—	1,447	19,435
Repurchased	—	—	(638,082)	(9,237,984)
Net decrease	—	—	(605,742)	$(8,794,877)
Class R2 shares
Sold	353,687	$5,833,371	1,205,477	$17,926,311
Distributions reinvested	136,582	2,116,375	65,726	1,001,253
Repurchased	(317,913)	(5,183,971)	(485,261)	(6,759,643)
Net increase	172,356	$2,765,775	785,942	$12,167,921
Class R3 shares
Sold	—	—	125,779	$1,724,711
Distributions reinvested	—	—	3,189	42,253
Repurchased	—	—	(1,408,170)	(19,358,923)
Net decrease	—	—	(1,279,202)	$(17,591,959)
Class R4 shares
Sold	63,251	$1,045,228	53,055	$742,487
Distributions reinvested	47,600	741,486	28,567	431,209
Repurchased	(114,577)	(1,887,729)	(100,824)	(1,391,254)
Net decrease	(3,726)	$(101,015)	(19,202)	$(217,558)
Class R5 shares
Sold	121,144	$1,964,525	242,367	$3,400,120
Distributions reinvested	105,457	1,648,465	60,074	906,860
Repurchased	(168,913)	(2,788,616)	(249,797)	(3,438,301)
Net increase	57,688	$824,374	52,644	$868,679
Class R6 shares
Sold	2,809,050	$45,698,889	4,090,616	$57,193,226
Distributions reinvested	719,028	11,144,604	468,812	6,984,457
Repurchased	(4,052,806)	(64,188,473)	(5,515,427)	(80,672,438)
Net decrease	(524,728)	$(7,344,980)	(955,999)	$(16,494,755)
Class 1 shares
Sold	1,799,823	$29,446,376	2,359,124	$32,096,135
Distributions reinvested	47,548,229	737,160,592	29,964,589	448,254,151
Repurchased	(70,543,999)	(1,150,051,991)	(85,815,722)	(1,198,083,171)
Net decrease	(21,195,947)	$(383,445,023)	(53,492,009)	$(717,732,885)
Class 5 shares
Sold	651,202	$10,647,912	471,283	$6,491,845
Distributions reinvested	1,159,842	17,992,698	652,455	9,760,567
Repurchased	(876,519)	(14,364,158)	(1,435,002)	(20,198,491)
Net increase (decrease)	934,525	$14,276,452	(311,264)	$(3,946,079)
Total net decrease	(13,632,211)	$(271,296,818)	(62,974,734)	$(838,943,480)

44	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Moderate Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	10,851,331	$159,702,120	12,677,036	$170,088,947
Distributions reinvested	4,600,189	64,952,906	2,511,977	34,876,204
Repurchased	(8,630,262)	(127,042,478)	(10,037,105)	(131,970,595)
Net increase	6,821,258	$97,612,548	5,151,908	$72,994,556
Class B shares
Sold	—	—	3,321	$36,755
Distributions reinvested	—	—	772	9,837
Repurchased	—	—	(430,315)	(5,718,499)
Net decrease	—	—	(426,222)	$(5,671,907)
Class C shares
Sold	663,818	$9,842,735	684,948	$9,227,609
Distributions reinvested	360,274	5,104,939	308,673	4,331,462
Repurchased	(3,307,719)	(48,822,326)	(6,815,481)	(92,603,221)
Net decrease	(2,283,627)	$(33,874,652)	(5,821,860)	$(79,044,150)
Class I shares
Sold	503,093	$7,364,807	384,470	$5,122,725
Distributions reinvested	80,575	1,129,238	37,729	517,056
Repurchased	(287,047)	(4,199,886)	(598,558)	(7,796,518)
Net increase (decrease)	296,621	$4,294,159	(176,359)	$(2,156,737)
Class R1 shares
Sold	—	—	22,017	$288,305
Distributions reinvested	—	—	1,737	22,221
Repurchased	—	—	(346,166)	(4,721,370)
Net decrease	—	—	(322,412)	$(4,410,844)
Class R2 shares
Sold	193,946	$2,865,121	527,144	$7,275,988
Distributions reinvested	50,868	715,347	23,467	328,824
Repurchased	(156,864)	(2,304,128)	(103,941)	(1,409,115)
Net increase	87,950	$1,276,340	446,670	$6,195,697
Class R3 shares
Sold	—	—	42,092	$538,025
Distributions reinvested	—	—	2,450	30,889
Repurchased	—	—	(519,232)	(6,747,319)
Net decrease	—	—	(474,690)	$(6,178,405)
Class R4 shares
Sold	44,609	$653,967	59,890	$806,258
Distributions reinvested	17,136	240,574	11,406	156,719
Repurchased	(62,788)	(917,487)	(98,238)	(1,317,813)
Net decrease	(1,043)	$(22,946)	(26,942)	$(354,836)
Class R5 shares
Sold	68,678	$1,000,116	297,174	$3,943,214
Distributions reinvested	48,757	684,494	30,613	421,145
Repurchased	(125,469)	(1,824,594)	(177,623)	(2,366,943)
Net increase (decrease)	(8,034)	$(139,984)	150,164	$1,997,416
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	45

Multimanager Lifestyle Moderate Portfolio , Cont’d	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,042,171	$14,974,192	1,292,098	$16,697,725
Distributions reinvested	156,013	2,187,489	115,302	1,576,143
Repurchased	(1,849,145)	(26,847,203)	(1,322,419)	(17,791,096)
Net increase (decrease)	(650,961)	$(9,685,522)	84,981	$482,772
Class 1 shares
Sold	2,234,127	$32,592,680	2,606,193	$34,300,215
Distributions reinvested	11,382,109	159,818,494	7,601,568	104,269,552
Repurchased	(20,610,599)	(302,394,765)	(24,037,423)	(313,709,998)
Net decrease	(6,994,363)	$(109,983,591)	(13,829,662)	$(175,140,231)
Class 5 shares
Sold	396,634	$5,804,117	540,064	$7,075,084
Distributions reinvested	410,312	5,747,962	241,052	3,299,848
Repurchased	(387,560)	(5,679,492)	(718,444)	(9,561,256)
Net increase	419,386	$5,872,587	62,672	$813,676
Total net decrease	(2,312,813)	$(44,651,061)	(15,181,752)	$(190,472,993)

Multimanager Lifestyle Conservative Portfolio	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class A shares
Sold	19,709,182	$272,465,204	23,990,678	$316,532,440
Distributions reinvested	3,427,203	45,937,248	2,146,288	28,380,722
Repurchased	(14,400,061)	(198,955,758)	(14,707,724)	(192,080,180)
Net increase	8,736,324	$119,446,694	11,429,242	$152,832,982
Class B shares
Sold	—	—	4,612	$57,678
Distributions reinvested	—	—	2,569	31,608
Repurchased	—	—	(396,676)	(5,156,676)
Net decrease	—	—	(389,495)	$(5,067,390)
Class C shares
Sold	608,717	$8,390,651	1,055,730	$13,735,646
Distributions reinvested	227,416	3,043,914	251,510	3,298,036
Repurchased	(2,439,461)	(33,657,679)	(7,135,990)	(94,484,536)
Net decrease	(1,603,328)	$(22,223,114)	(5,828,750)	$(77,450,854)
Class I shares
Sold	983,037	$13,607,805	664,063	$8,786,630
Distributions reinvested	97,454	1,305,138	51,924	686,069
Repurchased	(672,168)	(9,265,784)	(460,241)	(5,952,395)
Net increase	408,323	$5,647,159	255,746	$3,520,304
Class R1 shares
Sold	—	—	92,959	$1,219,083
Distributions reinvested	—	—	5,121	63,842
Repurchased	—	—	(481,357)	(6,375,608)
Net decrease	—	—	(383,277)	$(5,092,683)
46	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Multimanager Lifestyle Conservative Portfolio , Cont’d	Year Ended 12-31-21		Year Ended 12-31-20
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	163,819	$2,262,874	614,770	$8,237,467
Distributions reinvested	33,189	444,269	17,628	238,499
Repurchased	(253,726)	(3,503,008)	(154,786)	(2,027,840)
Net increase (decrease)	(56,718)	$(795,865)	477,612	$6,448,126
Class R3 shares
Sold	—	—	57,730	$734,832
Distributions reinvested	—	—	3,960	49,589
Repurchased	—	—	(341,692)	(4,461,237)
Net decrease	—	—	(280,002)	$(3,676,816)
Class R4 shares
Sold	17,088	$233,906	62,886	$820,685
Distributions reinvested	10,298	137,913	10,337	135,331
Repurchased	(45,567)	(631,147)	(101,371)	(1,348,439)
Net decrease	(18,181)	$(259,328)	(28,148)	$(392,423)
Class R5 shares
Sold	56,746	$787,207	141,491	$1,846,801
Distributions reinvested	13,968	186,998	11,087	146,174
Repurchased	(85,002)	(1,162,579)	(182,231)	(2,396,186)
Net decrease	(14,288)	$(188,374)	(29,653)	$(403,211)
Class R6 shares
Sold	393,829	$5,427,392	694,714	$9,052,102
Distributions reinvested	77,007	1,030,730	73,878	962,696
Repurchased	(614,383)	(8,442,316)	(1,222,616)	(16,167,780)
Net decrease	(143,547)	$(1,984,194)	(454,024)	$(6,152,982)
Class 1 shares
Sold	4,099,722	$56,561,762	9,668,795	$126,606,472
Distributions reinvested	6,600,865	88,420,244	5,463,722	71,703,124
Repurchased	(19,313,158)	(265,900,721)	(19,518,559)	(254,610,241)
Net decrease	(8,612,571)	$(120,918,715)	(4,386,042)	$(56,300,645)
Total net increase (decrease)	(1,303,986)	$(21,275,737)	383,209	$8,264,408
Affiliates of the Trust owned shares of the following classes of the portfolios on December 31, 2021. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	2%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
On June 25, 2020, the Board of Trustees approved redesignations of certain share classes. As a result of the redesignations, Class B, Class R1, and Class R3 were terminated, and shareholders in these classes became shareholders of the respective classes identified below, in each case with the same or lower total net expenses. The following amounts are included in the amount repurchased of the terminated classes and the amount sold of the redesignated classes.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	47

Redesignation	Effective date	Multimanager Lifestyle Aggressive Portfolio Amount	Multimanager Lifestyle Growth Portfolio Amount	Multimanager Lifestyle Balanced Portfolio Amount	Multimanager Lifestyle Moderate Portfolio Amount	Multimanager Lifestyle Conservative Portfolio Amount
Class R3 shares as Class R2 shares	October 9, 2020	$3,017,450	$6,201,685	$10,183,188	$3,650,239	$3,493,263
Class B shares as Class A shares	October 14, 2020	$1,453,049	$4,675,112	$4,551,534	$1,936,872	$1,610,552
Class R1 shares as Class R2 shares	October 23, 2020	$4,533,878	$10,081,744	$6,509,654	$3,181,165	$4,463,202
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended December 31, 2021:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$48,411,833	$810,810,883	$15,498,629	$845,219,461
Multimanager Lifestyle Growth Portfolio	527,147,323	2,186,497,244	122,073,534	2,832,425,308
Multimanager Lifestyle Balanced Portfolio	1,011,476,877	2,147,342,953	248,383,549	3,270,915,306
Multimanager Lifestyle Moderate Portfolio	295,777,948	644,413,804	58,442,569	969,446,923
Multimanager Lifestyle Conservative Portfolio	246,729,963	552,425,877	29,202,774	821,541,134
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets. At December 31, 2021, the following portfolios held 5% or more of the net assets of the underlying funds shown below:
Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF Global Thematic Opportunities Fund	23.0%
	JHF II International Strategic Equity Allocation Fund	19.1%
	JHF II U.S. Sector Rotation Fund	17.8%
	JHF II Mid Value Fund	15.5%
	JHF Diversified Real Assets Fund	15.0%
	JHF International Dynamic Growth Fund	14.9%
	JHF II Health Sciences Fund	14.8%
	JHF II Science & Technology Fund	14.5%
	JHF II Small Cap Growth Fund	14.4%
	JHF II International Small Company Fund	14.0%
	JHF II Small Cap Value Fund	13.8%
	JHF II Equity Income Fund	13.8%
	JHF Mid Cap Growth Fund	11.1%
	JHF Emerging Markets Equity Fund	10.6%
	JHF Disciplined Value International Fund	9.2%
	JHF Small Cap Core Fund	8.0%
	JHF Diversified Macro Fund	7.8%
	JHF Financial Industries Fund	7.8%
	JHF II Capital Appreciation Value Fund	5.9%
	JHF II Capital Appreciation Fund	5.9%
Multimanager Lifestyle Growth Portfolio
	JHF Global Thematic Opportunities Fund	49.9%
	JHF II International Strategic Equity Allocation Fund	43.5%
	JHF II U.S. Sector Rotation Fund	38.4%
	JHF II Mid Value Fund	35.3%
	JHF II Science & Technology Fund	34.9%
	JHF II Health Sciences Fund	34.1%
	JHF Diversified Real Assets Fund	33.6%
	JHF International Dynamic Growth Fund	33.3%
	JHF II Equity Income Fund	31.5%
	JHF II International Small Company Fund	31.3%
	JHF II Small Cap Value Fund	29.5%
48	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF II Capital Appreciation Value Fund	28.8%
	JHF II Small Cap Growth Fund	28.5%
	JHF II Fundamental Global Franchise Fund	27.5%
	JHF Mid Cap Growth Fund	25.0%
	JHF II Global Equity Fund	21.2%
	JHF Disciplined Value International Fund	20.9%
	JHF Emerging Markets Equity Fund	19.4%
	JHF Small Cap Core Fund	18.9%
	JHF II Emerging Markets Debt Fund	18.6%
	JHF Financial Industries Fund	18.2%
	JHF Diversified Macro Fund	16.4%
	JHF II Capital Appreciation Fund	15.0%
	JHF II Absolute Return Currency Fund	13.9%
	JHF High Yield Fund	12.2%
	JHF II Floating Rate Income Fund	11.3%
	JHF II Blue Chip Growth Fund	10.8%
	JHF Fundamental Large Cap Core Fund	8.5%
	JHF II Strategic Income Opportunities Fund	7.1%
Multimanager Lifestyle Balanced Portfolio
	JHF II U.S. Sector Rotation Fund	34.8%
	JHF II Multi-Asset High Income Fund	34.2%
	JHF Short Duration Bond Fund	34.0%
	JHF II Emerging Markets Debt Fund	31.3%
	JHF II Capital Appreciation Value Fund	30.7%
	JHF II International Strategic Equity Allocation Fund	27.2%
	JHF Global Thematic Opportunities Fund	26.3%
	JHF II Fundamental Global Franchise Fund	25.6%
	JHF II Health Sciences Fund	25.4%
	JHF II Science & Technology Fund	24.9%
	JHF International Dynamic Growth Fund	24.6%
	JHF II Mid Value Fund	24.3%
	JHF II Global Equity Fund	24.2%
	JHF Diversified Real Assets Fund	23.3%
	JHF High Yield Fund	22.5%
	JHF II Small Cap Value Fund	21.4%
	JHF Diversified Macro Fund	20.5%
	JHF II Small Cap Growth Fund	19.8%
	JHF II Equity Income Fund	19.4%
	JHF II Floating Rate Income Fund	19.1%
	JHF II Absolute Return Currency Fund	17.2%
	JHF II International Small Company Fund	16.9%
	JHF Mid Cap Growth Fund	16.5%
	JHF Disciplined Value International Fund	16.1%
	JHF II Strategic Income Opportunities Fund	16.0%
	JHF Financial Industries Fund	13.5%
	JHF Small Cap Core Fund	12.1%
	JHF Emerging Markets Equity Fund	11.4%
	JHF II Capital Appreciation Fund	8.3%
	JHF II Blue Chip Growth Fund	6.9%
	JHF II Core Bond Fund	5.9%
	JHF Fundamental Large Cap Core Fund	5.0%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.8%
	JHF Short Duration Bond Fund	19.4%
	JHF II Core Bond Fund	13.9%
	JHF II Emerging Markets Debt Fund	13.2%
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	49

Portfolio	Affiliated Class NAV	Percentage of underlying fund net assets
	JHF High Yield Fund	9.8%
	JHF II Capital Appreciation Value Fund	9.2%
	JHF II Floating Rate Income Fund	8.0%
	JHF II Global Equity Fund	7.9%
	JHF Diversified Macro Fund	7.4%
	JHF II Fundamental Global Franchise Fund	7.4%
	JHF II U.S. Sector Rotation Fund	6.4%
	JHF II Absolute Return Currency Fund	6.3%
	JHF II International Strategic Equity Allocation Fund	6.3%
	JHF II Strategic Income Opportunities Fund	5.4%
	JHF II Small Cap Growth Fund	5.0%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	31.8%
	JHF Short Duration Bond Fund	21.4%
	JHF II Core Bond Fund	18.3%
	JHF II Emerging Markets Debt Fund	14.4%
	JHF II Absolute Return Currency Fund	11.4%
	JHF High Yield Fund	10.4%
	JHF II Floating Rate Income Fund	8.7%
	JHF Infrastructure Fund	5.8%
	JHF II Strategic Income Opportunities Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	4,493,260	$241,435,972	$42,544,485	$(36,990,792)	$8,392,745	$(2,681,488)	—	$35,537,339	$252,700,922
Capital Appreciation	6,872,396	140,710,394	32,653,910	(42,634,524)	13,585,994	(25,766,946)	—	31,940,663	118,548,828
Capital Appreciation Value	7,693,076	145,578,445	23,584,389	(92,873,772)	12,122,211	(7,864,763)	$827,052	14,665,808	80,546,510
Disciplined Value	8,107,847	154,064,763	44,541,389	(29,891,482)	1,891,524	20,009,290	1,808,786	23,065,425	190,615,484
Disciplined Value International	14,423,455	186,899,252	29,347,769	(31,419,359)	1,993,127	16,694,155	6,850,718	—	203,514,944
Diversified Macro	4,378,382	36,346,348	5,462,608	(771,552)	(51,902)	(2,193,037)	1,342,735	—	38,792,465
Diversified Real Assets	15,187,664	110,630,304	49,032,886	(15,220,456)	442,468	36,911,139	4,583,534	—	181,796,341
Emerging Markets Debt	2,204,204	—	23,060,848	(2,645,541)	17,327	(616,844)	531,053	—	19,815,790
Emerging Markets Equity	20,750,430	263,314,414	57,269,291	(23,134,562)	5,219,962	(49,098,844)	828,910	24,570,469	253,570,261
Equity Income	14,329,057	253,856,305	47,904,554	(35,720,340)	2,309,341	35,856,018	5,003,569	21,923,383	304,205,878
Financial Industries	3,137,950	56,126,273	14,099,073	(13,955,678)	2,954,477	1,244,143	1,267,421	10,164,510	60,468,288
Fundamental Global Franchise	—	30,957,680	683,831	(34,929,834)	9,144,840	(5,856,517)	—	—	—
50	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	3,940,384	$259,177,694	$27,355,643	$(41,136,899)	$13,952,237	$38,938,401	$695,411	$20,340,715	$298,287,076
Global Equity	3,102,879	65,619,026	8,744,641	(38,016,926)	11,142,388	(7,089,648)	691,372	6,567,199	40,399,481
Global Shareholder Yield	—	37,199,522	—	(38,506,562)	8,689,374	(7,382,334)	—	—	—
Global Thematic Opportunities	6,338,785	86,536,417	8,568,302	(9,498,434)	1,387,174	3,904,712	109,123	8,355,014	90,898,171
Health Sciences	10,508,435	64,741,730	12,182,227	(15,722,678)	1,958,130	(3,156,244)	—	8,317,002	60,003,165
High Yield	2,907,658	—	11,149,709	(1,151,708)	5,399	(30,132)	254,845	—	9,973,268
International Dynamic Growth	3,811,531	43,785,768	20,433,009	(11,390,634)	849,103	(3,631,845)	—	11,448,577	50,045,401
International Growth	3,286,118	143,109,614	15,327,282	(42,516,098)	17,886,809	(19,384,990)	952,623	14,374,659	114,422,617
International Small Company	10,154,133	116,091,299	12,973,047	(11,160,408)	2,343,680	789,645	3,125,805	9,708,772	121,037,263
International Strategic Equity Allocation	30,215,669	311,341,384	17,994,179	(10,046,479)	1,010,426	893,051	8,335,726	9,072,379	321,192,561
Mid Cap Growth	10,617,992	—	186,951,176	(4,935,227)	455,579	34,135,509	—	57,906,538	216,607,037
Mid Cap Stock	—	200,257,491	34,755,807	(150,781,197)	329,479	(84,561,580)	—	—	—
Mid Value	15,341,520	215,038,872	65,687,399	(24,207,045)	(536,097)	30,749,878	2,202,442	20,950,825	286,733,007
Multifactor Emerging Markets ETF	2,587,889	77,903,352	4,277,770	(6,825,716)	958,606	(1,161,715)	2,021,082	—	75,152,297
Multifactor Mid Cap ETF	—	39,079,470	1,226	(41,895,156)	10,431,242	(7,616,782)	—	—	—
Multifactor Small Cap ETF	—	29,087,786	1,145	(32,107,461)	7,648,290	(4,629,760)	—	—	—
Science & Technology	14,632,649	49,911,519	18,778,485	(25,330,653)	4,665,573	(18,905,953)	—	17,719,026	29,118,971
Small Cap Core	7,898,303	99,517,037	39,531,956	(15,642,302)	842,050	9,864,440	77,316	14,656,296	134,113,181
Small Cap Growth	4,433,473	90,551,213	23,784,173	(19,845,387)	6,821,518	(9,405,628)	—	22,922,590	91,905,889
Small Cap Value	4,791,240	108,582,256	14,140,562	(29,327,613)	3,743,547	10,855,803	618,587	12,085,441	107,994,555
U.S. Sector Rotation	19,926,605	196,596,745	45,865,265	(42,864,139)	7,001,004	(1,354,846)	1,699,410	44,109,950	205,244,029
					$159,607,625	$(21,543,712)	$43,827,520	$440,402,580	$3,957,703,680
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	8,006,828	$52,116,377	$33,102,049	$(1,951,038)	$(18,256)	$(1,739,621)	—	—	$81,509,511
Blue Chip Growth	10,223,723	588,825,566	84,965,599	(115,134,881)	34,287,770	(17,961,897)	—	$80,797,568	574,982,157
Bond	37,041,225	432,795,788	190,901,322	(5,370,401)	(205,518)	(19,534,989)	$18,492,225	3,413,964	598,586,202
Capital Appreciation	17,461,624	351,624,404	88,526,565	(108,644,473)	33,179,681	(63,473,159)	—	81,155,955	301,213,018
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	51

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	37,551,927	$446,043,343	$91,161,935	$(141,775,000)	$15,855,689	$(18,117,289)	$4,053,269	$71,875,169	$393,168,678
Core Bond	—	310,245,640	41,997,081	(343,457,501)	2,211,321	(10,996,541)	112,845	—	—
Disciplined Value	18,885,895	391,279,444	71,392,870	(75,836,994)	13,824,610	43,347,473	4,227,684	53,910,916	444,007,403
Disciplined Value International	32,710,320	433,849,147	62,355,528	(78,102,586)	5,479,132	37,961,396	15,641,675	—	461,542,617
Diversified Macro	9,226,846	79,957,657	8,390,406	(1,974,443)	(129,080)	(4,494,682)	2,829,631	—	81,749,858
Diversified Real Assets	33,914,782	280,515,171	80,510,455	(44,896,065)	840,294	88,990,080	10,233,405	—	405,959,935
Emerging Markets Debt	23,898,635	223,545,800	25,496,612	(19,874,445)	(1,088,952)	(13,230,289)	9,641,181	—	214,848,726
Emerging Markets Equity	37,860,778	482,773,036	110,690,249	(50,827,269)	15,357,259	(95,334,564)	1,531,859	45,407,233	462,658,711
Equity Income	32,711,889	624,156,090	76,080,426	(100,271,400)	13,698,899	80,809,391	11,664,066	50,220,243	694,473,406
Financial Industries	7,317,930	136,776,946	27,871,537	(34,452,806)	8,931,926	1,888,903	2,955,720	23,704,388	141,016,506
Floating Rate Income	26,209,534	127,989,497	91,850,566	(5,147,588)	(687)	1,274,775	7,501,941	—	215,966,563
Fundamental Global Franchise	10,457,981	106,122,740	42,752,719	(17,886,537)	688,631	9,296,027	38,246	11,966,292	140,973,580
Fundamental Large Cap Core	7,122,955	485,352,680	53,346,948	(96,905,800)	33,628,450	63,785,422	1,243,135	36,361,631	539,207,700
Global Equity	13,408,756	194,444,822	38,896,786	(65,315,060)	15,520,060	(8,964,610)	3,003,722	28,531,717	174,581,998
Global Shareholder Yield	—	133,527,265	—	(138,205,488)	30,907,215	(26,228,992)	—	—	—
Global Thematic Opportunities	13,761,620	188,928,182	21,049,038	(24,005,756)	3,221,325	8,148,846	236,865	18,135,620	197,341,635
Health Sciences	24,306,943	172,460,729	26,855,498	(58,294,456)	7,906,880	(10,136,006)	—	19,237,964	138,792,645
High Yield	51,827,482	183,504,014	54,329,150	(60,185,509)	6,245	114,362	9,980,852	—	177,768,262
International Dynamic Growth	8,509,923	87,540,372	57,848,443	(26,718,780)	2,603,446	(9,538,192)	—	25,567,498	111,735,289
International Growth	6,671,757	312,795,742	31,430,030	(111,086,830)	49,895,162	(50,723,531)	1,934,481	29,190,464	232,310,573
International Small Company	22,704,694	268,014,917	29,266,749	(34,517,574)	7,064,059	811,806	7,024,069	21,816,807	270,639,957
International Strategic Equity Allocation	68,940,416	777,109,249	40,290,264	(92,637,729)	9,763,058	(1,688,223)	19,170,506	20,833,451	732,836,619
Mid Cap Growth	23,893,044	—	419,380,294	(6,376,889)	648,339	73,766,352	—	130,343,457	487,418,096
Mid Cap Stock	—	485,777,037	67,708,373	(369,034,783)	2,798,779	(187,249,406)	—	—	—
Mid Value	34,973,001	513,676,960	130,188,710	(62,872,088)	(776,890)	73,428,693	5,036,639	47,911,238	653,645,385
Multifactor Emerging Markets ETF	6,838,376	203,091,928	12,126,112	(15,768,808)	2,816,215	(3,679,008)	5,343,254	—	198,586,439
52	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Mid Cap ETF	—	$85,149,076	$6,884	$(91,243,220)	$22,516,077	$(16,428,817)	—	—	—
Multifactor Small Cap ETF	—	72,531,534	17,299	(80,067,637)	19,180,496	(11,661,692)	—	—	—
Science & Technology	35,224,356	118,138,742	43,860,873	(57,508,982)	9,598,663	(43,992,827)	—	$42,654,018	$70,096,469
Short Duration Credit Opportunities	—	87,735,193	337,196	(87,997,217)	2,221,149	(2,296,321)	$337,196	—	—
Small Cap Core	18,586,574	237,748,294	93,457,508	(41,780,617)	2,594,007	23,580,828	181,809	34,464,254	315,600,020
Small Cap Growth	8,749,331	185,365,817	47,494,559	(47,383,700)	16,523,811	(20,626,857)	—	45,237,072	181,373,630
Small Cap Value	10,251,304	234,612,335	29,593,763	(65,320,051)	9,037,587	23,140,748	1,318,936	25,768,274	231,064,382
Strategic Income Opportunities	29,984,796	320,346,735	36,583,773	(15,619,075)	(208,838)	(7,071,969)	10,660,805	—	334,030,626
U.S. High Yield Bond	—	36,109,268	146,764	(36,559,606)	5,928,443	(5,624,869)	146,764	—	—
U.S. Sector Rotation	43,026,498	494,733,202	99,355,440	(170,026,506)	24,717,560	(5,606,767)	3,685,833	95,669,607	443,172,929
					$421,024,017	$(126,056,016)	$158,228,613	$1,044,174,800	$10,702,859,525
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	9,949,613	$50,392,278	$57,434,088	$(4,394,175)	$(27,845)	$(2,117,286)	—	—	$101,287,060
Asia Pacific Total Return Bond	—	86,137,167	—	(85,445,931)	5,985,826	(6,677,062)	—	—	—
Blue Chip Growth	6,484,698	421,375,291	51,611,205	(120,601,781)	45,110,673	(32,795,958)	—	$51,188,627	364,699,430
Bond	55,596,631	895,539,428	89,439,470	(51,284,523)	(991,901)	(34,260,914)	$30,272,592	5,128,040	898,441,560
Capital Appreciation	9,668,202	236,039,135	45,017,571	(97,907,770)	43,824,555	(60,197,005)	—	44,934,662	166,776,486
Capital Appreciation Value	39,985,039	450,889,439	90,847,982	(118,194,555)	12,854,247	(17,753,757)	4,321,480	76,631,212	418,643,356
Core Bond	8,068,204	634,988,865	46,135,252	(558,967,465)	6,915,393	(25,556,983)	2,051,390	—	103,515,062
Disciplined Value	11,629,803	271,604,213	39,016,037	(78,179,193)	20,451,276	20,524,341	2,622,929	33,447,273	273,416,674
Disciplined Value International	25,290,884	294,961,646	60,346,460	(25,206,386)	(49,968)	26,802,620	12,203,758	—	356,854,372
Diversified Macro	11,539,373	52,401,800	57,941,557	(1,836,937)	(114,157)	(6,153,415)	3,538,822	—	102,238,848
Diversified Real Assets	23,516,848	219,049,178	33,996,113	(39,732,688)	1,775,965	66,408,103	7,186,484	—	281,496,671
Emerging Markets Debt	40,130,119	392,180,680	53,616,627	(60,449,400)	(2,883,216)	(21,694,922)	16,543,541	—	360,769,769
Emerging Markets Equity	22,327,358	282,489,538	74,294,378	(36,607,650)	11,707,324	(59,043,273)	911,317	27,013,184	272,840,317
Equity Income	20,143,456	437,764,830	41,964,141	(119,422,843)	25,778,864	41,560,580	7,376,251	31,157,054	427,645,572
Financial Industries	5,424,105	97,819,831	27,261,647	(27,686,858)	5,117,589	2,010,300	2,190,802	17,569,873	104,522,509
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	53

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	44,158,931	$229,653,216	$146,913,116	$(15,240,560)	$(49,043)	$2,592,866	$13,288,252	—	$363,869,595
Fundamental Global Franchise	9,745,784	114,047,323	34,752,068	(28,883,988)	2,387,940	9,069,828	35,671	$11,160,793	131,373,171
Fundamental Large Cap Core	4,174,060	337,191,208	33,242,751	(118,956,768)	42,232,549	22,266,584	716,910	20,969,567	315,976,324
Global Equity	15,292,849	171,584,044	62,776,241	(37,791,307)	3,061,687	(517,770)	3,429,728	32,578,257	199,112,895
Global Shareholder Yield	4,458,391	120,045,359	5,687,721	(79,138,095)	16,787,938	(11,264,336)	1,533,554	4,125,360	52,118,587
Global Thematic Opportunities	7,270,434	99,068,099	12,503,360	(12,995,866)	1,221,208	4,461,225	126,735	9,703,522	104,258,026
Health Sciences	18,088,966	129,169,642	16,228,536	(40,656,756)	6,831,312	(8,284,736)	—	14,316,687	103,287,998
High Yield	95,747,167	333,070,843	116,557,817	(121,569,967)	(549,396)	903,486	18,569,907	—	328,412,783
International Dynamic Growth	6,287,618	72,346,688	36,517,621	(21,936,018)	2,954,727	(7,326,596)	—	18,877,750	82,556,422
International Growth	5,249,431	222,625,537	24,429,746	(59,916,850)	26,161,914	(30,515,175)	1,518,360	22,911,386	182,785,172
International Small Company	12,245,070	148,099,668	16,249,854	(22,807,921)	4,976,056	(556,420)	3,795,350	11,788,384	145,961,237
International Strategic Equity Allocation	43,124,376	496,863,808	25,814,321	(69,751,195)	7,083,928	(1,598,746)	11,905,784	13,052,222	458,412,116
Mid Cap Growth	15,797,108	—	278,112,255	(3,201,519)	304,210	47,046,056	—	84,878,922	322,261,002
Mid Cap Stock	—	300,617,443	72,195,288	(254,194,158)	2,024,230	(120,642,803)	—	—	—
Mid Value	24,037,132	322,054,109	148,973,601	(65,534,032)	(1,359,001)	45,119,329	3,471,644	33,024,157	449,254,006
Multi-Asset High Income	5,022,063	52,451,443	6,221,027	(5,253,547)	26,108	(1,316,018)	2,376,471	2,611,502	52,129,013
Multifactor Emerging Markets ETF	4,093,292	120,972,359	10,597,195	(12,221,758)	1,919,461	(2,398,057)	3,176,980	—	118,869,200
Multifactor Mid Cap ETF	—	68,969,680	1,633	(73,904,514)	18,625,991	(13,692,790)	—	—	—
Multifactor Small Cap ETF	—	51,838,180	2,567	(57,199,110)	14,210,715	(8,852,352)	—	—	—
Science & Technology	25,092,803	79,994,978	30,721,350	(36,034,311)	6,492,126	(31,239,466)	—	30,385,477	49,934,677
Short Duration Bond	19,380,130	—	197,086,356	(2,055,528)	(25,496)	(2,754,443)	4,244,793	132,183	192,250,889
Short Duration Credit Opportunities	—	227,641,588	877,972	(228,314,072)	4,818,827	(5,024,315)	877,972	—	—
Small Cap Core	11,926,431	152,855,198	67,582,950	(34,981,838)	1,805,989	15,248,491	117,942	22,357,519	202,510,790
Small Cap Growth	6,085,490	133,289,701	33,204,143	(37,660,020)	12,683,469	(15,365,081)	—	31,867,056	126,152,212
Small Cap Value	7,442,463	174,280,718	25,382,274	(55,529,024)	7,554,628	16,064,527	945,312	18,468,717	167,753,123
54	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	67,596,662	$751,291,801	$47,759,694	$(29,754,456)	$(282,235)	$(15,987,993)	$23,986,564	—	$753,026,811
U.S. High Yield Bond	—	66,851,401	273,355	(67,686,380)	10,248,076	(9,686,452)	273,354	—	—
U.S. Sector Rotation	38,916,586	444,785,617	90,992,125	(151,169,463)	21,271,243	(5,038,688)	3,363,024	$87,290,760	400,840,834
					$388,873,786	$(238,234,476)	$186,973,673	$757,570,146	$9,536,254,569
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,651,126	$23,323,640	$16,306,484	$(1,666,817)	$(10,290)	$(784,557)	—	—	$37,168,460
Alternative Risk Premia	—	25,084,783	—	(25,274,608)	(5,140,588)	5,330,413	$8,562	—	—
Asia Pacific Total Return Bond	—	53,534,256	—	(53,107,046)	3,761,539	(4,188,749)	—	—	—
Blue Chip Growth	1,086,167	82,171,678	8,926,747	(32,740,157)	10,473,566	(7,745,812)	—	$8,567,989	61,086,022
Bond	22,849,259	372,621,266	33,266,471	(22,203,383)	(465,908)	(13,974,421)	12,428,476	2,111,827	369,244,025
Capital Appreciation	1,623,278	43,215,941	7,830,165	(20,622,483)	9,195,866	(11,617,950)	—	7,528,374	28,001,539
Capital Appreciation Value	12,003,863	138,039,616	33,541,799	(45,106,855)	4,753,492	(5,547,607)	1,295,105	22,965,629	125,680,445
Core Bond	18,837,507	388,354,018	26,150,170	(159,664,256)	(660,567)	(12,494,151)	4,377,691	—	241,685,214
Disciplined Value	2,193,418	55,155,100	8,009,192	(20,059,520)	4,224,167	4,238,316	492,319	6,277,994	51,567,255
Disciplined Value International	4,362,207	48,200,277	16,210,165	(7,124,659)	141,935	4,123,025	2,093,497	—	61,550,743
Diversified Macro	4,184,186	—	41,294,859	(1,793,853)	(8,498)	(2,420,622)	1,283,180	—	37,071,886
Diversified Real Assets	4,543,815	50,723,105	4,255,427	(15,787,955)	1,596,107	13,602,779	1,371,580	—	54,389,463
Emerging Markets Debt	16,973,600	145,484,129	48,324,745	(31,089,890)	(1,495,669)	(8,630,654)	6,994,847	—	152,592,661
Emerging Markets Equity	2,420,910	29,908,222	9,711,110	(4,942,054)	1,445,158	(6,538,916)	98,856	2,930,269	29,583,520
Equity Income	3,799,321	88,279,879	8,461,299	(29,770,215)	4,981,310	8,707,301	1,394,572	5,848,433	80,659,574
Floating Rate Income	18,610,203	102,219,166	58,052,926	(8,031,175)	(411,241)	1,518,395	5,572,271	—	153,348,071
Fundamental Global Franchise	2,808,119	34,777,219	8,596,262	(8,892,902)	856,926	2,515,938	10,208	3,193,781	37,853,443
Fundamental Large Cap Core	803,097	66,703,083	7,924,113	(26,500,345)	9,381,941	3,285,638	135,765	3,971,114	60,794,430
Global Equity	5,005,573	49,669,344	33,177,919	(16,622,826)	2,244,614	(3,296,493)	1,119,408	10,633,020	65,172,558
Global Shareholder Yield	3,101,766	35,765,771	5,353,665	(7,145,567)	1,349,276	936,497	1,069,415	2,856,300	36,259,642
High Yield	41,623,708	123,242,484	39,982,099	(20,510,953)	(557,169)	612,859	7,477,215	—	142,769,320
Infrastructure	1,051,758	15,415,906	1,379,820	(2,870,983)	613,481	491,398	491,047	502,344	15,029,622
International Dynamic Growth	—	15,105,977	1,228,187	(17,528,935)	5,902,803	(4,708,032)	—	—	—
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	55

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	1,538,154	$37,743,246	$27,784,170	$(8,641,229)	$2,712,525	$(6,040,199)	$446,373	$6,735,578	$53,558,513
International Small Company	2,154,691	26,344,030	3,091,785	(4,542,568)	997,162	(206,496)	668,390	2,076,022	25,683,913
International Strategic Equity Allocation	9,913,129	115,833,149	6,974,581	(18,823,027)	2,339,877	(948,016)	2,721,588	2,983,657	105,376,564
Mid Cap Growth	3,315,019	—	56,738,905	(1,612,222)	145,064	12,354,646	—	17,738,589	67,626,393
Mid Cap Stock	—	58,421,698	18,671,311	(50,229,432)	736,219	(27,599,796)	—	—	—
Mid Value	4,310,298	65,085,250	26,701,089	(19,579,102)	2,497,968	5,854,263	617,239	5,871,508	80,559,468
Multi-Asset High Income	4,366,527	46,489,464	4,423,888	(4,506,617)	133,571	(1,215,753)	2,072,008	2,258,767	45,324,553
Multifactor Emerging Markets ETF	818,828	24,260,353	2,695,886	(3,138,891)	414,946	(453,529)	637,133	—	23,778,765
Short Duration Bond	11,062,176	51,646,395	63,414,431	(3,586,623)	(41,882)	(1,695,535)	2,844,976	75,525	109,736,786
Short Duration Credit Opportunities	—	71,727,267	275,852	(71,941,052)	1,537,383	(1,599,450)	275,852	—	—
Small Cap Core	667,323	8,018,018	5,592,495	(3,464,269)	227,410	957,484	6,802	1,289,445	11,331,138
Small Cap Growth	1,547,384	34,092,274	9,749,254	(11,273,211)	3,651,378	(4,142,433)	—	8,000,509	32,077,262
Small Cap Value	1,484,097	41,855,870	6,100,508	(19,658,238)	3,141,827	2,011,590	192,239	3,755,800	33,451,557
Strategic Income Opportunities	23,043,372	258,567,798	11,405,316	(7,735,429)	(79,256)	(5,455,270)	8,182,124	—	256,703,159
U.S. High Yield Bond	—	25,070,917	98,376	(25,379,339)	3,618,823	(3,408,777)	98,376	—	—
U.S. Sector Rotation	7,127,836	85,218,287	16,788,765	(31,840,374)	4,324,738	(1,074,705)	612,166	15,889,410	73,416,711
					$78,530,004	$(69,247,381)	$67,089,280	$144,061,884	$2,760,132,675
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	6,549,947	$24,838,236	$50,370,748	$(7,381,648)	$(19,506)	$(1,129,367)	—	—	$66,678,463
Alternative Risk Premia	—	26,087,771	—	(26,285,186)	(5,283,627)	5,481,042	$8,904	—	—
Asia Pacific Total Return Bond	—	45,552,542	—	(45,188,789)	2,859,196	(3,222,949)	—	—	—
Blue Chip Growth	404,235	16,706,036	13,705,525	(7,925,362)	518,383	(270,418)	—	$3,227,736	22,734,164
Bond	26,864,234	450,530,627	30,921,507	(29,828,356)	(829,071)	(16,668,690)	14,695,334	2,497,473	434,126,017
Capital Appreciation	—	7,186,037	861,866	(8,185,267)	2,130,203	(1,992,839)	—	—	—
Capital Appreciation Value	4,856,283	72,044,623	10,710,754	(31,734,407)	3,594,514	(3,770,203)	525,593	9,320,154	50,845,281
Core Bond	24,748,733	464,617,634	21,371,806	(152,369,459)	(1,836,220)	(14,257,520)	5,764,372	—	317,526,241
Disciplined Value	552,883	14,217,582	3,299,439	(6,671,578)	1,111,353	1,041,482	124,403	1,586,377	12,998,278
56	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,638,527	$9,986,458	$16,470,995	$(4,301,925)	$3,496	$960,585	$797,868	—	$23,119,609
Diversified Real Assets	—	37,178,651	167,484	(44,994,413)	6,961,652	686,626	—	—	—
Emerging Markets Debt	18,436,594	132,063,813	59,760,802	(16,491,514)	(642,958)	(8,945,167)	6,512,781	—	165,744,976
Emerging Markets Equity	1,770,769	15,643,860	15,885,186	(5,622,623)	290,741	(4,558,371)	73,549	$2,180,126	21,638,793
Equity Income	957,596	20,475,127	5,066,649	(8,263,741)	908,351	2,143,385	344,162	1,477,712	20,329,771
Floating Rate Income	20,114,682	110,046,900	65,327,573	(10,745,888)	(756,397)	1,872,788	5,907,955	—	165,744,976
Fundamental Global Franchise	1,343,916	16,662,713	4,221,293	(4,220,861)	200,390	1,252,451	4,954	1,549,948	18,115,986
Fundamental Large Cap Core	159,594	10,581,578	3,685,175	(4,291,450)	674,108	1,431,825	29,440	861,109	12,081,236
Global Equity	1,854,776	22,699,920	8,833,642	(7,492,948)	1,167,385	(1,058,818)	417,957	3,970,081	24,149,181
Global Shareholder Yield	1,345,391	16,271,624	2,920,146	(4,448,774)	905,950	78,679	461,145	1,241,987	15,727,625
High Yield	44,442,270	127,303,553	40,166,738	(15,000,105)	(26,261)	(6,939)	7,650,363	—	152,436,986
Infrastructure	2,941,321	43,619,502	7,611,348	(12,263,508)	1,621,230	1,442,902	1,378,016	1,415,818	42,031,474
International Dynamic Growth	—	5,205,413	631,349	(6,320,849)	2,124,955	(1,640,868)	—	—	—
International Growth	602,060	14,071,941	14,992,834	(6,610,419)	1,210,259	(2,700,900)	178,235	2,689,489	20,963,715
International Strategic Equity Allocation	6,112,138	69,937,850	10,460,368	(16,187,371)	1,290,779	(529,595)	1,707,614	1,872,044	64,972,031
Mid Cap Growth	1,341,000	—	28,024,077	(2,490,409)	(120,606)	1,943,328	—	6,944,221	27,356,390
Mid Cap Stock	—	21,261,097	11,685,860	(25,609,679)	331,892	(7,669,170)	—	—	—
Mid Value	1,788,970	23,855,004	16,437,553	(9,630,645)	878,618	1,895,320	255,728	2,432,619	33,435,850
Multi-Asset High Income	4,662,109	50,221,061	4,984,620	(5,628,597)	149,061	(1,333,451)	2,213,373	2,419,612	48,392,694
Multifactor Emerging Markets ETF	—	33,230	90	(36,643)	16,549	(13,226)	—	—	—
Short Duration Bond	12,195,739	64,031,853	64,416,075	(5,509,571)	(73,639)	(1,882,983)	3,191,728	83,693	120,981,735
Short Duration Credit Opportunities	—	74,262,810	283,682	(74,487,614)	1,443,052	(1,501,930)	283,682	—	—
Small Cap Growth	1,105,649	15,068,829	18,267,481	(9,215,503)	1,252,597	(2,453,293)	—	5,624,859	22,920,111
Small Cap Value	1,125,637	16,324,356	15,361,995	(7,809,294)	699,260	795,532	133,583	2,609,840	25,371,849
Strategic Income Opportunities	21,709,379	250,477,541	12,342,541	(15,698,239)	150,994	(5,430,350)	7,780,261	—	241,842,487
U.S. High Yield Bond	—	20,587,773	78,688	(20,840,272)	3,592,318	(3,418,507)	78,688	—	—
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	57

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	2,880,070	$33,294,052	$8,164,143	$(12,966,908)	$1,659,685	$(486,251)	$248,464	$6,449,144	$29,664,721
					$28,158,686	$(63,915,860)	$60,768,152	$60,454,042	$2,201,930,640
Note 8—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect portfolio performance.
58	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Multimanager Lifestyle Aggressive Portfolio, Multimanager Lifestyle Growth Portfolio, Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2022
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	59

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended December 31, 2021.
Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Multimanager Lifestyle Aggressive Portfolio	$24,099,406	$2,551,101
Multimanager Lifestyle Growth Portfolio	54,961,488	5,639,569
Multimanager Lifestyle Balanced Portfolio	36,421,444	3,641,681
Multimanager Lifestyle Moderate Portfolio	7,479,427	695,172
Multimanager Lifestyle Conservative Portfolio	3,773,805	328,877
The portfolios below paid the following amounts in capital gain dividends:
Portfolio	Long term capital gains
Multimanager Lifestyle Aggressive Portfolio	$265,477,276
Multimanager Lifestyle Growth Portfolio	694,659,470
Multimanager Lifestyle Balanced Portfolio	626,254,159
Multimanager Lifestyle Moderate Portfolio	140,864,425
Multimanager Lifestyle Conservative Portfolio	66,460,905
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
60	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2005	191
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (2008-2020); Director, The Barnes Group (2010-2021); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
James R. Boyle, Born: 1959	2015	191
Trustee
Foresters Financial, Chief Executive Officer (since 2018) and board member (since 2017). Manulife Financial and John Hancock, more than 20 years, retiring in 2012 as Chief Executive Officer, John Hancock and Senior Executive Vice President, Manulife Financial. Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2005	191
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (2004-2021); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham,[2] Born: 1944	2012	191
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2008	191
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Deborah C. Jackson, Born: 1952	2012	191
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
Steven R. Pruchansky, Born: 1944	2012	191
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,[2] Born: 1960	2020	191
Trustee
Director, Audit Committee Chair, Oatly Group AB (plant-based drink company) (since 2021); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	61

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2012	191
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	191
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	191
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, Boston Medical Center (since 2021); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
Salvatore Schiavone, Born: 1965	2009
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009); Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2009, including prior positions).
62	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Current Position(s) with the Trust since
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016); Chief Compliance Officer of various trusts within the John Hancock Fund Complex (since 2016, including prior positions).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
ANNUAL REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	63

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*
William H. Cunningham*
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
† Non-Independent Trustee
* Member of the Audit Committee
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Robert E. Sykes, CFA
Nathan W. Thooft, CFA
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP
The portfolios’ proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the portfolios’ holdings as of the end of the third month of every ﬁscal quarter are ﬁled with the SEC on Form N-PORT within 60 days of the end of the ﬁscal quarter. The portfolios’ Form N-PORT ﬁlings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
64	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Municipal Opportunities
Opportunistic Fixed Income
Short Duration Bond
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short
A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
John Hancock Preferred Income ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
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MF1976911	LSA 12/21
2/2022

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

These fees represent aggregate fees billed for the last two fiscal years (the "Reporting Periods") for professional services rendered by the principal accountant for the audits of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such Reporting Periods.

2021: $187,876

2020: $183,236

(b) AUDIT RELATED FEES:

These fees represent the aggregate fees billed for the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PwC for separate audit reports in connection with security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940 and affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $119,500 and $116,000 for the fiscal years ended December 31, 2021 and 2020, respectively.

2021: $35,779

2020: $34,138

(c) TAX FEES:

These fees represent aggregate fees billed for the Reporting Periods for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning.

2021: $3,914

2020: $3,837

(d) ALL OTHER FEES:

These fees represent other fees for John Hancock Funds II billed to the registrant or to control affiliates.

2021: $1,731

2020: $533

The nature of the services comprising all other fees is advisory services provided to the investment manager.

(e) (1) Audit Committee Pre-Approval Policies and Procedures:

The Trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre- approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(2)Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (C) of Rule 2-01 of Regulation S-X: None.

(f)According to the registrant's principal accountant, for the fiscal period ended December 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by PwC for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $988,890 for the fiscal year ended December 31, 2021 and $1,260,533 for the fiscal year ended December 31, 2020.

(h)The Registrant's audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant's investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PwC's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Peter S. Burgess - Chairman

William H. Cunningham

Frances G. Rathke

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Included with Item 1.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Nominating and Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within

90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: February 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott

_______________________

Andrew Arnott

President

Date: February 9, 2022

/s/ Charles A. Rizzo

_______________________

Charles A. Rizzo

Chief Financial Officer

Date: February 9, 2022